Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MIDDLEFIELD BANC CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,011,035
Entity Public Float			$ 44,600,000
Amendment Flag	false
Entity Central Index Key	0000836147
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 33,568,000	$ 15,730,000
Federal funds sold	11,778,000	18,660,000
Cash and cash equivalents	45,346,000	34,390,000
Investment securities available for sale, at fair value	194,472,000	193,977,000
Loans	408,433,000	401,880,000
Less allowance for loan losses	7,779,000	6,819,000
Net loans	400,654,000	395,061,000
Premises and equipment, net	8,670,000	8,264,000
Goodwill	4,559,000	4,559,000
Core deposit intangibles	195,000	235,000
Bank-owned life insurance	8,536,000	8,257,000
Accrued interest and other assets	7,856,000	9,808,000
TOTAL ASSETS	670,288,000	654,551,000
LIABILITIES
Noninterest-bearing demand	75,912,000	63,348,000
Interest-bearing demand	63,915,000	55,853,000
Money market	81,349,000	75,621,000
Savings	175,406,000	167,207,000
Time	196,753,000	218,933,000
Total deposits	593,335,000	580,962,000
Short-term borrowings	6,538,000	7,392,000
Other borrowings	12,970,000	16,831,000
Accrued interest and other liabilities	2,008,000	2,113,000
TOTAL LIABILITIES	614,851,000	607,298,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 2,181,763 and 1,951,868 shares issued	34,295,000	31,240,000
Retained earnings	22,485,000	18,206,000
Accumulated other comprehensive income	5,391,000	4,541,000
Treasury stock, at cost; 189,530 shares	(6,734,000)	(6,734,000)
TOTAL STOCKHOLDERS' EQUITY	55,437,000	47,253,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 670,288,000	$ 654,551,000

Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,181,763	1,951,868
Common stock, no par value (in Dollars per share)	$ 0	$ 0
Treasury stock, shares	189,530	189,530

Consolidated Statement of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 22,418,000	$ 21,854,000	$ 21,084,000
Interest-bearing deposits in other institutions	26,000	14,000	15,000
Federal funds sold	20,000	12,000	52,000
Investment securities:
Taxable interest	3,209,000	4,862,000	5,185,000
Tax-exempt interest	2,976,000	2,883,000	2,650,000
Dividends on stock	97,000	102,000	108,000
Total interest income	28,746,000	29,727,000	29,094,000
INTEREST EXPENSE
Deposits	5,728,000	7,467,000	9,504,000
Short-term borrowings	261,000	235,000	249,000
Other borrowings	294,000	400,000	642,000
Trust preferred securities	164,000	550,000	550,000
Total interest expense	6,447,000	8,652,000	10,945,000
NET INTEREST INCOME	22,299,000	21,075,000	18,149,000
Provision for loan losses	2,168,000	3,085,000	3,580,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,131,000	17,990,000	14,569,000
NONINTEREST INCOME
Service charges on deposit accounts	1,765,000	1,512,000	1,784,000
Investment securities gains (losses), net	610,000	(173,000)	11,000
Earnings on bank-owned life insurance	279,000	278,000	273,000
Gains on sale of loans	85,000
Other income	712,000	620,000	555,000
Total noninterest income	3,451,000	2,237,000	2,623,000
NONINTEREST EXPENSE
Salaries and employee benefits	7,127,000	7,233,000	6,411,000
Occupancy expense	959,000	953,000	946,000
Equipment expense	759,000	556,000	626,000
Data processing costs	772,000	693,000	743,000
Ohio state franchise tax	590,000	461,000	348,000
Federal deposit insurance expense	487,000	966,000	1,166,000
Professional fees	948,000	800,000	678,000
Losses on other real estate owned	258,000	497,000	783,000
Advertising expenses	423,000	439,000	401,000
Other real estate expenses	498,000	194,000	82,000
Other expense	2,818,000	2,709,000	2,579,000
Total noninterest expense	15,639,000	15,501,000	14,763,000
Income before income taxes	7,943,000	4,726,000	2,429,000
Income taxes (benefit)	1,662,000	596,000	(88,000)
NET INCOME	$ 6,281,000	$ 4,130,000	$ 2,517,000
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 3.29	$ 2.45	$ 1.6
Diluted (in Dollars per share)	$ 3.28	$ 2.45	$ 1.6
DIVIDENDS DECLARED PER SHARE (in Dollars per share)	$ 1.04	$ 1.04	$ 1.04

Consolidated Statements of Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,281	$ 4,130	$ 2,517
Other comprehensive income:
Net unrealized holding gain (loss) on available for sale investment securities	1,897	5,969	(103)
Tax effect	(644)	(2,029)	35
Reclassification adjustment for investment security (gains) losses included in net income	(610)	173	(11)
Tax effect	207	(59)	4
Total other comprehensive income (loss)	850	4,054	(75)
Comprehensive income	$ 7,131	$ 8,184	$ 2,442

Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance, December 31, 2009 at Dec. 31, 2009	$ 27,919	$ 14,960	$ 562	$ (6,734)	$ 36,707
Balance, December 31, 2009 (in Shares) at Dec. 31, 2009	1,754,112
Net income		2,517			2,517
Comprehensive income			(75)		(75)
Dividend reinvestment and purchase plan	510				510
Dividend reinvestment and purchase plan (in Shares)	26,441
Cash dividends		(1,637)			(1,637)
Balance at Dec. 31, 2010	28,429	15,840	487	(6,734)	38,022
Balance (in Shares) at Dec. 31, 2010	1,780,553
Net income		4,130			4,130
Comprehensive income			4,054		4,054
Expense related to stock options	59				59
Expense related to stock options (in Shares)	2,400
Common stock issuance	2,210				2,210
Common stock issuance (in Shares)	138,150				138,150
Dividend reinvestment and purchase plan	542				542
Dividend reinvestment and purchase plan (in Shares)	30,765
Cash dividends		(1,764)			(1,764)
Balance at Dec. 31, 2011	31,240	18,206	4,541	(6,734)	47,253
Balance (in Shares) at Dec. 31, 2011	1,951,868
Net income		6,281			6,281
Comprehensive income			850		850
Expense related to stock options	32				32
Expense related to stock options (in Shares)	1,722
Common stock issuance	2,329				2,329
Common stock issuance (in Shares)	196,635
Dividend reinvestment and purchase plan	694				694
Dividend reinvestment and purchase plan (in Shares)	31,538
Cash dividends		(2,002)			(2,002)
Balance at Dec. 31, 2012	$ 34,295	$ 22,485	$ 5,391	$ (6,734)	$ 55,437
Balance (in Shares) at Dec. 31, 2012	2,181,763

Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share	$ 1.04	$ 1.04	$ 1.04
Common Stock [Member]
Cash dividends per share	$ 1.04	$ 1.04	$ 1.04
Treasury Stock [Member]
Cash dividends per share	$ 1.04

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 6,281	$ 4,130	$ 2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,168	3,085	3,580
Investment securities (gains) losses, net	(610)	173	(11)
Depreciation and amortization	929	731	740
Amortization of premium and discount on investment securities	930	451	6
Amortization of deferred loan fees, net	(188)	(170)	(58)
Origination of loans held for sale	(1,084)
Proceeds from sale of loans held for sale	1,169
Gains on sale of loans	(85)
Earnings on bank-owned life insurance	(279)	(278)	(273)
Deferred income taxes	2	(97)	(777)
Stock-based compensation expense	32	59
Loss on other real estate owned	258	497	783
Decrease (increase) in accrued interest receivable	71	25	(847)
Decrease in accrued interest payable	(153)	(145)	(115)
Decrease in prepaid federal deposit insurance	486	707	727
Other, net	355	(22)	(538)
Net cash provided by operating activities	10,282	9,146	5,734
Investment securities available for sale:
Proceeds from repayments and maturities	50,919	69,264	42,815
Proceeds from sale of securities	32,985	24,127	5,874
Purchases	(83,431)	(80,078)	(113,860)
Increase in loans, net	(8,435)	(32,956)	(22,992)
Proceeds from the sale of other real estate owned	954	866	932
Purchase of premises and equipment	(997)	(583)	(327)
Net cash used for investing activities	(8,005)	(19,360)	(87,558)
FINANCING ACTIVITIES
Net increase in deposits	12,373	15,711	78,145
(Decrease) increase in short-term borrowings, net	(854)	(240)	832
Repayment of other borrowings	(3,861)	(2,490)	(6,544)
Common stock issued	2,329	2,210
Proceeds from dividend reinvestment and purchase plan	694	542	510
Cash dividends	(2,002)	(1,764)	(1,637)
Net cash provided by financing activities	8,679	13,969	71,306
Increase (decrease) in cash and cash equivalents	10,956	3,755	(10,518)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,390	30,635	41,153
CASH AND CASH EQUIVALENTS AT END OF YEAR	45,346	34,390	30,635
Cash paid during the year for:
Interest on deposits and borrowings	6,600	8,797	11,060
Income taxes	1,550	615	850
Non-cash investing transactions:
Transfers from loans to other real estate owned	862	1,257	2,110
Loans to facilitate the sale of other real estate owned			$ 257

Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows:

Nature of Operations and Basis of Presentation

Middlefield Banc Corp. (the “Company”) is an Ohio corporation organized to become the holding company of The Middlefield Banking Company (“MBC”).  MBC is a state-chartered bank located in Ohio.  On April 19, 2007, Middlefield Banc Corp. acquired Emerald Bank (“EB”), an Ohio-chartered commercial bank headquartered in Dublin, Ohio.  On October 23, 2009, the Company established an asset resolution subsidiary named EMORECO, Inc.  The Company and its subsidiaries derive substantially all of their income from banking and bank-related services, which includes interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities and deposit services to its customers through ten locations.  The Company is supervised by the Board of Governors of the Federal Reserve System, while MBC and EB are subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Ohio Division of Financial Institutions.

The consolidated financial statements of the Company include its wholly owned subsidiaries, MBC, EB, and EMORECO, Inc. (the “Banks”).  Significant intercompany items have been eliminated in preparing the consolidated financial statements.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles.  In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period.  Actual results could differ significantly from those estimates.

Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale.  Debt securities acquired with the intent and ability to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using a level yield method and recognized as adjustments of interest income.  Certain other debt securities have been classified as available for sale to serve principally as a source of liquidity.  Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized.  Realized security gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned.

Common stock of the Federal Home Loan Bank (“FHLB”) represents ownership in an institution that is wholly owned by other financial institutions.  This equity security is accounted for at cost and classified with other assets.  While the FHLBs have been negatively impacted by economic conditions of the past several years, the FHLB of Cincinnati has reported profits for 2012 and 2011, remains in compliance with regulatory capital and liquidity requirements, and continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2012 or 2011.

Securities are evaluated on at least a quarterly basis and more frequently when economic or market conditions warrant such an evaluation to determine whether a decline in their value is other than temporary. For debt securities, management considers whether the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference defined as the credit loss), the magnitude and duration of the decline, the reasons underlying the decline and the Company’s intent to sell the security or whether it is more likely than not that the Company would be required to sell the security before its anticipated recovery in market value, to determine whether the loss in value is other than temporary. Once a decline in value is determined to be other than temporary, if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan losses.  Interest income is recognized as income when earned on the accrual method.  The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of interest is doubtful.  Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are being deferred and the net amount amortized as an adjustment of the related loan’s yield.  Management is amortizing these amounts over the contractual life of the related loans.

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable loan losses inherent in its loan portfolio.  The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it.  The allowance for loan losses is established through a provision for loan losses which is charged to operations.  The provision is based on management’s periodic evaluation of the adequacy of the allowance for loan losses, which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors.  The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant change in the near term.

A loan is considered impaired when it is probable the borrower will not repay the loan according to the original contractual terms of the loan agreement.  Management has determined that first mortgage loans on one-to-four family properties and all consumer loans represent large groups of smaller-balance homogeneous loans that are to be collectively evaluated.  Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired.  A loan is not impaired during a period of delay in payment if the Company expects to collect all amounts due, including interest accrued, at the contractual interest rate for the period of delay.  All loans identified as impaired are evaluated independently by management.  The Company estimates credit losses on impaired loans based on the present value of expected cash flows or the fair value of the underlying collateral if the loan repayment is expected to come from the sale or operation of such collateral.  Impaired loans, or portions thereof, are charged off when it is determined a realized loss has occurred.  Until such time, an allowance for loan losses is maintained for estimated losses.  Cash receipts on impaired loans are applied first to accrued interest receivable unless otherwise required by the loan terms, except when an impaired loan is also a nonaccrual loan, in which case the portion of the payment related to interest is recognized as income.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively.  Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances concerning the loan, the creditworthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Premises and Equipment

Land is carried at cost.  Premises and equipment are stated at cost net of accumulated depreciation.  Depreciation is computed on the straight-line method over the estimated useful lives of the assets, which range from 3 to 20 years for furniture, fixtures, and equipment and 3 to 40 years for buildings and leasehold improvements.  Expenditures for maintenance and repairs are charged against income as incurred.  Costs of major additions and improvements are capitalized.

Goodwill

The Company accounts for goodwill using a two-step process for testing the impairment of goodwill on at least an annual basis.  This approach could cause more volatility in the Company’s reported net income because impairment losses, in any, could occur irregularly and in varying amounts.  No impairment of goodwill was recognized in any of the periods presented.

Intangible Assets

Intangible assets include core deposit intangibles, which are a measure of the value of consumer demand and savings deposits acquired in business combinations accounted for as purchases. The core deposit intangibles are being amortized to expense over a 10 year life on a straight-line basis. The recoverability of the carrying value of intangible assets is evaluated on an ongoing basis, and permanent declines in value, if any, are charged to expense.

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as noninterest income.

Other Real Estate Owned

Real estate properties acquired through foreclosure are initially recorded at fair value at the date of foreclosure, establishing a new cost basis.  After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated cost to sell.  Revenue and expenses from operations of the properties, gains or losses on sales and additions to the valuation allowance are included in operating results.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return.  Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled.  As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share.  Basic earnings per share are calculated utilizing net income as reported in the numerator and average shares outstanding in the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any stock options, warrants, and convertible securities are adjusted in the denominator.

Stock-Based Compensation

The Company accounts for stock compensation based on the grant date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model.  The model requires the use of subjective assumptions that can materially affect fair value estimates.  The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

Grant Year	Expected Dividend Yield	Risk-Free Interest Rate	Expected Volatility	Expected Life (in years)

2011	5.82%	3.00%	21.78	9.96

During the years ended December 31, 2012, 2011, and 2010, the Company recorded $0, $16,000, and $0, of compensation cost related to vested stock options. As of December 31, 2012, there was no unrecognized compensation cost related to unvested stock options. The weighted-average fair value of the stock option granted for 2011 was $1.75.

The Company also issued 1,722 and 2,400 shares of restricted stock and recorded stock-based compensation expense of $32,000 and $43,000 in 2012 and 2011, respectively.

Cash Flow Information

The Company has defined cash and cash equivalents as those amounts included in the Consolidated Balance Sheet captions as “Cash and due from banks” and “Federal funds sold” with original maturities of less than 90 days.

Advertising Costs

Advertising costs are expensed as incurred.  Advertising expenses amounted to $423,000, $439,000, and $401,000, for 2012, 2011, and 2010, respectively.

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations.  Such reclassifications did not affect net income or retained earnings.

Recent Accounting Pronouncements

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment .  The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment.  The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.  This ASU did not have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities .  The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement.  The requirements amend the disclosure requirements on offsetting in Section 210-20-50.  This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  This ASU is not expected to have a significant impact on the Company’s financial statements.

Note 2 - Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
2.     EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for year-ended December 31.

	2012	2011	2010

Weighted average common shares outstanding	2,101,490	1,872,582	1,764,743

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted average common shares and common stock equivalents used to calculate basic earnings per share	1,911,960	1,683,052	1,575,213

Additional common stock equivalents used to calculate diluted earnings per share	4,972	-	608

Weighted average common shares and common stock equivalents used to calculate diluted earnings per share	1,916,932	1,683,052	1,575,821

Options to purchase 79,693 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2012.  Of those options, 8,875 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2012.  In accordance with the subscription agreement entered into by an institutional investor, there was also an additional 12,419 shares, at $16 per share, considered dilutive for the year ended December 31, 2012.  The remaining options had no dilutive effect on the earnings per share.

Options to purchase 88,774 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2011, but were not included in the computation of diluted earnings per share as they were anti-dilutive due to the strike price being greater than the average market price as of December 31, 2011.

Options to purchase 89,077 shares of common stock at prices ranging from $22.33 to $40.24 were outstanding during the year ended December 31, 2010.  Of those options, 9,561 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2010.

Note 3 - Investment Securities Available For Sale	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
3.     INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities available for sale are as follows:

	December 31, 2012
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$24,485	$566	(91)	$24,960
Obligations of states and political subdivisions:
Taxable	6,888	738	-	7,626
Tax-exempt	80,391	4,683	(104)	84,970
Mortgage-backed securities in government-sponsored entities	69,238	1,929	(65)	71,102
Private-label mortgage-backed securities	4,553	511	-	5,064
Total debt securities	185,555	8,427	(260)	193,722
Equity securities in financial institutions	750	-	-	750
Total	$186,305	$8,427	$(260)	$194,472

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$31,520	$427	$(14)	$31,933
Obligations of states and political subdivisions:
Taxable	8,207	766	-	8,973
Tax-exempt	75,807	3,681	(61)	79,427
Mortgage-backed securities in government-sponsored entities	63,808	1,819	(54)	65,573
Private-label mortgage-backed securities	7,005	411	(95)	7,321
Total debt securities	186,347	7,104	(224)	193,227
Equity securities in financial institutions	750	-	-	750
Total	$187,097	$7,104	$(224)	$193,977

The amortized cost and fair value of debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in thousands)	Amortized Cost	Fair Value

Due in one year or less	$2,179	$2,239
Due after one year through five years	5,555	5,870
Due after five years through ten years	22,310	23,240
Due after ten years	155,511	162,373

Total	$185,555	$193,722

Investment securities with an approximate carrying value of $62,518,000 and $53,724,000 at December 31, 2012 and 2011, respectively, were pledged to secure deposits and other purposes as required by law.

Proceeds from the sales of securities available-for-sale and the gross realized gains and losses for the year ended December, 31 are as follows:

	2012	2011	2010
Proceeds from sales	$32,985	24,127	5,874
Gross realized gains	704	830	74
Gross realized losses	(94)	(809)	(29)
Impairment losses	-	(194)	(34)

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	December 31, 2012
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$9,938	$(91)	$-	$-	$9,938	$(91)
Obligations of states and political subdivisions	9,240	(104)	-	-	9,240	(104)
Mortgage-backed securities in government-sponsored entities	12,353	(65)	-	-	12,353	(65)
Total	$31,531	$(260)	$-	$-	$31,531	$(260)

	December 31, 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$1,986	$(14)	$-	$-	$1,986	$(14)
Obligations of states and political subdivisions	2,707	(40)	919	(21)	3,626	(61)
Mortgage-backed securities in government-sponsored entities	8,992	(54)	-	-	8,992	(54)
Private-label mortgage-backed securities	1,628	(42)	398	(53)	2,026	(95)
Total	$15,313	$(150)	$1,317	$(74)	$16,630	$(224)

There were 34 securities that were considered temporarily impaired at December 31, 2012.

On a quarterly basis, the Company performs an assessment to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The accounting literature requires the Company to assess whether the unrealized loss is other-than-temporary.

OTTI losses are recognized in earnings when the Company has the intent to sell the debt security or it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, even if the Company does not expect to sell a debt security, it must evaluate expected cash flows to be received and determine if a credit loss has occurred.

An unrealized loss is generally deemed to be other than temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. As a result the credit loss component of an OTTI is recorded as a component of investment securities gains (losses) in the accompanying Consolidated Statement of Income, while the remaining portion of the impairment loss is recognized in other comprehensive income, provided the Company does not intend to sell the underlying debt security and it is “more likely than not” that the Company will not have to sell the debt security prior to recovery.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for more than 97.0 percent of the total available-for-sale portfolio as of December 31, 2012, and no credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of significant unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company’s assessment was concentrated mainly on private-label collateralized mortgage obligations of approximately $4.6 million, for which the Company evaluates credit losses on a quarterly basis. Gross unrealized gains related to private-label collateralized mortgage obligations amounted to $511,000, with no associated gross unrealized loss. The Company considered the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis.

•	Changes in the near term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions.

•	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities.

•
Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation, and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.

The Company determined equity securities in financial institutions to be other than temporarily impaired and recognized a loss of $194,000 in 2011.   In 2010, investment in a private-label collateralized mortgage obligation was deemed impaired, resulting in a loss of $35,000.  These amounts represent a before-tax, non-cash charge, and were recorded as reductions to noninterest income.

Note 4 - Loans And Related Allowance For Loan Losses	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.  LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

Major classifications of loans at December 31 are summarized as follows (in thousands):

	2012	2011

Commercial and industrial	$62,188	$59,185
Real estate - construction	22,522	21,545
Real estate - mortgage:
Residential	203,872	208,139
Commercial	115,734	108,502
Consumer installment	4,117	4,509
	408,433	401,880
Less allowance for loan losses	(7,779)	(6,819)

Net loans	$400,654	$395,061

The Company’s primary business activity is with customers located within its local trade area, eastern Geauga County, and contiguous counties to the north, east, and south.  The Company also serves the central Ohio market with offices in Dublin and Westerville, Ohio.  Commercial, residential, consumer, and agricultural loans are granted.  Although the Company has a diversified loan portfolio at December 31, 2012 and 2011, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

The following table summarizes the primary segments of the loan portfolio and the allowance for loan losses as of December 31, 2012 and 2011 (in thousands):

			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,592	$3,993	$5,761	$6,914	$28	$21,288
Collectively evaluated for impairment	57,596	18,529	198,111	108,820	4,089	387,145
Total loans	$62,188	$22,522	$203,872	$115,734	$4,117	$408,433

			Real estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,492	$867	$4,882	$6,491	$-	$16,732
Collectively evaluated for impairment	54,693	20,678	203,257	102,011	4,509	385,148
Total loans	$59,185	$21,545	$208,139	$108,502	$4,509	$401,880

			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,189	$933	$600	$960	$6	$3,688
Collectively evaluated for impairment	543	190	2,272	1,031	55	4,091
Total ending allowance balance	$1,732	$1,123	$2,872	$1,991	$61	$7,779

			Real Estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$595	$237	$685	$185	$-	$1,702
Collectively evaluated for impairment	701	201	3,046	1,121	48	5,117
Total ending allowance balance	$1,296	$438	$3,731	$1,306	$48	$6,819

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance.  The portfolio is segmented into Commercial and Industrial (“C & I”), Real Estate Construction, Real Estate – Mortgage, which is further segmented into Residential and Commercial real estate, and Consumer Installment Loans.  The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers.  The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners.  The commercial mortgage loan segment consists of loans made for the purposed of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all of the commercial segments for possible impairment if the loan is greater than $150,000 and if the loan is either in nonaccrual status or is risk-rated Substandard and is greater than 90 days past due.  Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired.  All TDRs are evaluated for possible impairment, irrespective of risk rating or category.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan with the fair value of the loan using one of three methods:  (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs.  The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method.  The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis.  The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2012

Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,230	$1,229	$-
Real estate - construction	308	308	-
Real estate - mortgage:
Residential	2,716	2,729	-
Commercial	4,143	4,164	-
Consumer installment	11	11	-
Total	$8,408	$8,441	$-

With an allowance recorded:
Commercial and industrial	$3,362	$3,367	$1,189
Real estate - construction	3,685	3,685	933
Real estate - mortgage:
Residential	3,045	3,054	600
Commercial	2,771	2,776	960
Consumer installment	17	17	6
Total	$12,880	$12,899	$3,688

Total:
Commercial and industrial	$4,592	$4,596	$1,189
Real estate - construction	3,993	3,993	933
Real estate - mortgage:
Residential	5,761	5,783	600
Commercial	6,914	6,940	960
Consumer installment	28	28	6
Total	$21,288	$21,340	$3,688

Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,172	$1,172	$-
Real estate - construction	4,250	4,250	-
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	2,528	2,536	-
Consumer installment	24	24	-
Total	$11,162	$11,175	$-

With an allowance recorded:
Commercial and industrial	$465	$465	$196
Real estate - construction	271	271	125
Real estate - mortgage:
Residential	-	-	-
Commercial	2,555	2,560	551
Total	$3,291	$3,296	$872

Total:
Commercial and industrial	$1,637	$1,637	$196
Real estate - construction	4,521	4,521	125
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	5,083	5,096	551
Consumer installment	24	24	-
Total	$14,453	$14,471	$872

The table above includes troubled debt restructuring totaling $4.6 million and $10.0 million as of December 31, 2012 and 2011, respectively.

	As of December 31, 2012		As of December 31, 2011		As of December 31, 2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$2,776	$348	$1,637	$58	$3,149	$13
Real estate - construction	2,798	156	4,521	216	618	1
Real estate - mortgage:
Residential	4,263	338	3,188	157	594	-
Commercial	4,717	543	5,083	97	3,320	69
Consumer installment	27	3	24	2	-	-

	Modifications As of December 31, 2012
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	1	12	13	$489
Real estate- construction:	-	-	-	-
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment

Commercial and industrial	6	$256
Real estate- construction:	1	3,622
Real estate- mortgage:
Residential	2	89
Commercial	-	-
Consumer Installment	1	5

	Modifications As of December 31, 2011
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	8	8	$586
Real estate- construction:	-	2	2	3,883
Real estate- mortgage:
Residential	-	10	10	1,639
Commercial	-	2	2	1,625
Consumer Installment	-	2	2	24

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$134
Real estate- construction:	-	-
Real estate- mortgage:
Residential	-	-
Commercial	-	-
Consumer Installment	2	28

	Modifications As of December 31, 2010
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	7	7	$668
Real estate- mortgage:
Residential	-	8	8	1,230
Commercial	-	3	3	2,025
Consumer Installment	-	3	3	43

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$174
Real estate- mortgage:
Residential	3	203
Commercial	-	-
Consumer Installment	-	-

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass-rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.   Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis.  The Credit Department performs an annual review of all commercial relationships $200,000 or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.  The Company has an experienced Loan Review Department that continually reviews and assesses loans within the portfolio.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000.  Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system as of December 31, 2012 and 2011 (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2012

Commercial and industrial	$59,390	$678	$2,061	$59	$62,188
Real estate - construction	17,601	-	4,921	-	22,522
Real estate - mortgage:
Residential	190,967	758	12,147	-	203,872
Commercial	106,509	1,928	7,297	-	115,734
Consumer installment	4,084	-	33	-	4,117
Total	$378,551	$3,364	$26,459	$59	$408,433

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total Loans

Commercial and industrial	$53,645	$1,104	$4,363	$73	$59,185
Real estate - construction	20,883	-	662	-	21,545
Real estate - mortgage:
Residential	192,534	1,100	14,505	-	208,139
Commercial	100,536	443	7,523	-	108,502
Consumer installment	4,495	6	8	-	4,509
Total	$372,093	$2,653	$27,061	$73	$401,880

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2012 and 2011 (in thousands):

		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2012

Commercial and industrial	$60,428	$441	$63	$348	$852	$908	$62,188
Real estate - construction	22,158	-	-	-	-	364	22,522
Real estate - mortgage:
Residential	191,349	2,614	1,401	90	4,105	8,418	203,872
Commercial	113,023	509	97	-	606	2,105	115,734
Consumer installment	4,074	25	-	-	25	18	4,117
Total	$391,032	$3,589	$1,561	$438	$5,588	$11,813	$408,433

		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2011

Commercial and industrial	$57,291	$258	$16	$44	$318	$1,576	$59,185
Real estate - construction	20,862	20	-	-	20	663	21,545
Real estate - mortgage:
Residential	193,732	2,624	863	275	3,762	10,645	208,139
Commercial	104,086	83	412	-	495	3,921	108,502
Consumer installment	4,408	60	41	-	101	-	4,509
Total	$380,379	$3,045	$1,332	$319	$4,696	$16,805	$401,880

Interest income that would have been recorded had these loans not been placed on nonaccrual status was $756,000 in 2012; $859,000 in 2011; and $470,000 in 2010.

An allowance for loan losses (“ALL”) is maintained to absorb losses from the loan portfolio.  The ALL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Company’s methodology for determining the ALL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALL.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated utilizing the last four consecutive quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221
Charge-offs	(568)	(6)	(1,862)	(265)	(11)	(2,712)
Recoveries	76	-	122	-	27	225
Provision	554	88	2,079	428	(64)	3,085
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2009	$864	$-	$2,816	$1,198	$59	$4,937
Charge-offs	(450)	-	(1,433)	(428)	(59)	(2,370)
Recoveries	40	-	-	-	34	74
Provision	780	356	2,009	373	62	3,580
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221

Note 5 - Premises And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
5.    PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31 are summarized as follows:

(Dollar amounts in thousands)	2012	2011

Land and land improvements	$1,885	$1,898
Building and leasehold improvements	9,427	9,131
Furniture, fixtures, and equipment	3,665	2,952
	14,977	13,981
Less accumulated depreciation and amortization	6,307	5,717

Total	$8,670	$8,264

Depreciation charged to operations was $591,000 in 2012, $499,000 in 2011, and $542,000 in 2010.

Note 6 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
6.    GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled $4,559,000 at the years ended December 31, 2012, and 2011.  Core deposit intangible gross carrying amount was $195,000 and $235,000 for the years ended December 31, 2012, and 2011.  Core deposit accumulated amortization was $200,000 and $160,000 for the years ended December 31, 2012, and 2011.

Core deposit intangible assets are amortized on a straight-line basis over their estimated lives of ten years.  Amortization expense totaled $40,000 in 2012, 2011, and 2010.  The estimated aggregate future amortization expense for core deposit intangible assets as of December 31, 2012, is as follows (in thousands):

2013	$40,000
2014	40,000
2015	40,000
2016	40,000
Thereafter	35,000
Total	$195,000

Note 7 - Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Text Block]
7.    OTHER ASSETS

The components of other assets at year ended December 31 are as follows:

(Dollar amounts in thousands)	2012	2011

FHLB stock	$1,887	$1,887
Accrued interest on investment securities	1,032	1,185
Accrued interest on loans	1,132	1,049
Deferred tax asset, net	181	621
Prepaid federal deposit insurance	513	977
Other Real Estate Owned	1,846	2,196
Other	1,460	2,128

Total	$8,051	$10,043

Note 8 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
8.    DEPOSITS

Time deposits at December 31, 2012, mature $98,028,000, $35,512,000, $41,164,000, $15,097,000, and $6,952,000 during 2013, 2014, 2015, 2016, and 2017, respectively.

Maturities on time deposits of $100,000 or more at December 31, 2012, are as follows:

(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$10,031	12.55%
Beyond three but within six months	9,005	11.27
Beyond six but within twelve months	18,234	22.82
Beyond one year	42,648	53.36

Total	$79,918	100.00%

The aggregate of all time deposit accounts of $100,000 or more amounted to $86,793,000 at December 31, 2011.

Note 9 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
9.    SHORT-TERM BORROWINGS

The year ended December 31 outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2012	2011	2010

Balance at year-end	$6,538	$7,392	$7,632
Average balance outstanding	7,005	7,276	7,320
Maximum month-end balance	7,458	7,552	8,178
Weighted-average rate at year-end	2.97%	3.14%	3.10%
Weighted-average rate during the year	3.15%	3.23%	3.40%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $4,000,000 line of credit at an adjustable rate, currently 3.71 percent, and a $3,000,000 line of credit at an adjustable rate, currently at 4.00 percent. At December 31, 2012, 2011, and 2010, outstanding borrowings under these lines were $4,900,000, $5,700,000, and $5,700,000, respectively.

Note 10 - Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings [Text Block]
10.    OTHER BORROWINGS

Other borrowings consist of advances from the FHLB and subordinated debt as follows:

(Dollar amounts in thousands)	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate	from	to	2012	2011

Fixed rate amortizing	01/23/13	09/04/28	3.99%	2.70%	4.48%	$4,722	$6,576
Convertible	10/09/12	10/09/12	4.14	4.14	4.14	-	2,007
Junior subordinated debt	12/21/37	12/21/37	2.50	1.98	6.58	8,248	8,248

Total						$12,970	$16,831

The scheduled maturities of other borrowings are as follows:

(Dollar amounts in thousands)
Year Ending December 31,	Amount	Average Rate

2013	$1,362	3.95%
2014	984	3.99
2015	685	4.01
2016	502	4.00
2017	373	4.00
Beyond 2017	9,065	2.17

Total	$12,970	2.63%

The Company entered into a ten-year “Convertible Select” fixed commitment advance arrangement with the FHLB.  Rates may be reset at the FHLB’s discretion on a quarterly basis based on the three-month LIBOR rate.  At each rate change, the Company may exercise a put option and satisfy the obligation without penalty.

Fixed rate amortizing advances from the FHLB require monthly principal and interest payments and an annual 20 percent pay-down of outstanding principal.  Monthly principal and interest payments are adjusted after each 20 percent pay-down.  Under the terms of a blanket agreement, FHLB borrowings are secured by certain qualifying assets of the Company which consist principally of first mortgage loans or mortgage-backed securities.  Under this credit arrangement, the Company has a remaining borrowing capacity of approximately $68.9 million at December 31, 2012.

In December 2006, the Company formed a special purpose entity (“Entity”) to issue $8,000,000 of floating rate, obligated mandatorily redeemable securities, and $248,000 in common securities as part of a pooled offering.  The rate adjusts quarterly, equal to LIBOR plus 1.67 percent.  The Entity may redeem them, in whole or in part, at face value.  The Company borrowed the proceeds of the issuance from the Entity in December 2006 in the form of an $8,248,000 note payable, which is included in the liabilities section of the Company’s Consolidated Balance Sheet.

Note 11 - Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Text Block]	11. OTHER LIABILITIES The components of other liabilities are as follows (Dollar amounts in thousands):
	2012	2011

Accrued interest payable	$492	$645
Other	1,516	1,468

Total	$2,008	$2,113

Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
12.     INCOME TAXES

The provision (benefit) for federal income taxes consists of:

(Dollar amounts in thousands)	2012	2011	2010

Current payable	$1,660	$693	$689
Deferred	2	(97)	(777)

Total provision (benefit)	$1,662	$596	$(88)

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

(Dollar amounts in thousands)	2012	2011

Deferred tax assets:
Allowance for loan losses	$2,645	$2,318
Supplemental retirement plan	218	182
Alternative minimum tax credits	-	551
Investment security basis adjustment	66	66
Nonaccrual interest income	508	298
Deferred origination fees, net	189	105
OREO adjustments	116	-
Net operating losses	86	190
Other	47	125
Gross deferred tax assets	3,875	3,835

Deferred tax liabilities:
Premises and equipment	434	405
Net unrealized gain on securities	2,777	2,339
FHLB stock dividends	225	225
Intangibles	256	208
Other	2	37
Gross deferred tax liabilities	3,694	3,214

Net deferred tax assets	$181	$621

No valuation allowance was established at December 31, 2012 and 2011, in view of the Company’s ability to carry-back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate is as follows:

(Dollar amounts in thousands)	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Provision at statutory rate	$2,700	34.0%	$1,606	34.0%	$827	34.0%
Tax-free income	(1,095)	-13.8	(1,071)	-22.7	(993)	-40.9
Nondeductible interest expense	48	0.6	61	1.3	76	3.1
Other	9	0.1	-	0.0	2	0.2

Actual tax expense and effective rate	$1,662	20.9%	$596	12.6%	$(88)	(3.6	) %

There is a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.  Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

At December 31, 2012 and December 31, 2011, the Company had no unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase within the next 12 months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Banks are subject to U.S. federal income tax as well as an income tax in the state of Ohio, and the Banks are subject to a capital-based franchise tax in the state of Ohio. The Company and the Banks are no longer subject to examination by taxing authorities for years before December 31, 2009.

Note 13 - Employee Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Employee Benefit Plans [Text Block]
13.  EMPLOYEE BENEFITS

Retirement Plan

The Banks maintain section 401(k) employee savings and investment plans for all full-time employees and officers of the Banks with more than one year of service.  The Banks’ contributions to the plans are based on 50 percent matching of voluntary contributions up to 6 percent of compensation.  An eligible employee can contribute up to 15 percent of salary.  Employee contributions are vested at all times, and MBC contributions are fully vested after six years beginning at the second year in 20 percent increments.  EB contributions are vested at 25 percent for less than a year of employment, 50 percent after one year, 75 percent after two years, and fully vested after three years.  Contributions for 2012, 2011, and 2010 to these plans amounted to $125,000, $104,000, and $106,000, respectively.

Supplemental Retirement Plan

MBC maintains a Directors’ Retirement Plan to provide postretirement payments over a ten-year period to members of the Board of Directors who have completed five or more years of service. The plan requires payment of 25 percent of the final average annual board fees paid to a director in the three years preceding the director’s retirement.

The following table illustrates the components of the net periodic pension cost for the Directors’ Retirement Plan for the years ended:

Projected Payments
2013	$34,000
2014	34,000
2015	34,000
2016	29,000
2017	23,000
Thereafter	41,000
Total	$195,000

The retirement plan is available solely for nonemployee directors of The Middlefield Banking Company, but the bank has not entered into any additional retirement arrangements for nonemployee directors since 2001.  Of the director participants, all but one have retired, but the ten-year benefit payments for the director who continues to serve began in 2010 because he attained the age 75 retirement age in that year.
Executive Deferred Compensation Plan

The Company maintains an Executive Deferred Compensation Plan (the “Plan”) to provide post-retirement payments to members of senior management.  The Plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to five officers, with contributions made solely by the Banks.  During 2012, 2011, and 2010, the Company contributed $139,000, $91,000, and $92,000, respectively, to the Plan.

Stock Option and Restricted Stock Plan

The Company maintains a stock option and restricted stock plan (“the Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company.  A total of 160,000 shares of authorized and unissued or issued common stock are reserved for issuance under the Plan, which expires ten years from the date of stockholder ratification.  The per share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted.  No option shall become exercisable earlier than one year from the date the Plan was approved by the stockholders.

The following table presents share data related to the outstanding options:

	2012	Weighted- average Exercise Price	2011	Weighted- average Exercise Price

Outstanding, January 1	88,774	$26.81	89,077	$27.87
Granted	-	-	9,000	17.55
Forfeited	(9,081)	22.94	(9,303)	28.03

Outstanding, December 31	79,693	$27.25	88,774	$26.81

Exercisable, December 31	79,693	$27.25	79,774	$27.85

Stock Option and Restricted Stock Plan (Continued)

The following table summarizes the characteristics of stock options at December 31, 2012:

		Outstanding			Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life	Average Exercise Price	Shares	Average Exercise Price

December 8, 2003	$24.29	18,112	0.94	$24.29	18,112	$24.29
May 12, 2004	27.35	907	1.33	27.35	907	27.35
December 13, 2004	30.45	11,223	1.95	30.45	11,223	30.45
December 14, 2005	36.73	7,163	2.95	36.73	7,163	36.73
December 10, 2006	40.24	3,150	3.95	40.24	3,150	40.24
April 19, 2007	37.33	3,639	4.31	37.33	3,639	37.73
May 16, 2007	37.48	1,337	4.41	37.48	1,337	37.48
December 10, 2007	37.00	2,450	4.95	37.00	2,450	37.00
January 2, 2008	36.25	1,337	5.12	36.25	1,337	36.25
November 10, 2008	23.00	21,500	5.95	23.00	21,500	23.00
May 9, 2011	17.55	8,875	8.41	17.55	8,875	17.55

		79,693			79,693

For the years ended December 31, 2012, 2011, and 2010, the Company granted 1,722, 2,400, and 110 shares, respectively, of common stock under the Omnibus Equity Plan.  The Company recognizes compensation expense in the amount of fair value of the common stock at the grant date and as an addition to stockholders’ equity.

Note 14 - Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
14.  COMMITMENTS

In the normal course of business, there are various outstanding commitments and certain contingent liabilities which are not reflected in the accompanying consolidated financial statements.  These commitments and contingent liabilities represent financial instruments with off-balance sheet risk.  The contract or notional amounts of those instruments reflect the extent of involvement in particular types of financial instruments which were composed of the following:

(Dollar amounts in thousands)	2012	2011

Commitments to extend credit	$91,854	$81,402
Standby letters of credit	281	639

Total	$92,135	$82,041

These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet.  The Company’s exposure to credit loss, in the event of nonperformance by the other parties to the financial instruments, is represented by the contractual amounts as disclosed.  The Company minimizes its exposure to credit loss under these commitments by subjecting them to credit approval and review procedures and collateral requirements as deemed necessary. Commitments generally have fixed expiration dates within one year of their origination.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Performance letters of credit represent conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  These instruments are issued primarily to support bid or performance-related contracts.  The coverage period for these instruments is typically a one-year period with an annual renewal option subject to prior approval by management.  Fees earned from the issuance of these letters are recognized over the coverage period.  For secured letters of credit, the collateral is typically bank deposit instruments or customer business assets.

Leasing Arrangements

The Company leases certain of its banking facilities under operating leases which contain certain renewal options.  As of December 31, 2012, approximate future minimum rental payments, including the renewal options under these leases, are as follows (in thousands):

2013	$271
2014	$280
2015	$284
2016	$284
2017	$284
Thereafter	$284

The above amounts represent minimum rentals not adjusted for possible future increases due to escalation provisions and assume that all renewal option periods will be exercised by the Company.  Rent expense approximated $269,000, $248,000, and $234,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

Note 15 - Regulatory Restrictions	12 Months Ended
Dec. 31, 2012
Banking and Thrift Disclosure [Text Block]
15.  REGULATORY RESTRICTIONS

The Company is subject to the regulatory requirements of the Federal Reserve System as a multi-bank holding company. The affiliate banks are subject to regulations of the Federal Deposit Insurance Corporation (“FDIC”) and the State of Ohio, Division of Financial Institutions.

In February of 2011 Emerald Bank agreed with the FDIC and the Ohio Division of Financial Institutions that Emerald Bank will take specified actions to correct weaknesses in the bank’s condition and operations.  The actions that Emerald Bank agreed to take include reducing the bank’s concentration of credit in non-owner occupied 1 - 4 family residential mortgage loans, reducing delinquent and classified loans, enhancing credit administration for non-owner occupied residential real estate, developing plans for the reduction of borrower indebtedness on classified and delinquent credits, implementing an earnings improvement plan, maintaining leverage capital of at least 9%, revising the bank’s methodology for calculating and determining the adequacy of the allowance for loan losses, and providing to the FDIC and the ODFI notice of proposed dividend payments at least 30 days in advance.

We have conducted an evaluation and reorganization of lending and credit administration personnel, retained collection and workout personnel, and sold $5.8 million of nonperforming assets EMORECO, Inc., Middlefield Banc Corp.’s nonbank-asset resolution subsidiary established in the fourth quarter of 2009.  Middlefield Banc Corp. provided capital of $500,000 to Emerald Bank in 2010 and $1.5 million in 2011 so that Emerald Bank would achieve the elevated 9% leverage capital level.  At December 31, 2012 Emerald Bank’s leverage ratio was 10.61%.

In addition to Emerald Bank maintaining leverage capital of at least 9%, The Middlefield Banking Company committed to the FDIC that The Middlefield Banking Company will maintain capital ratios at levels no lower than its June 30, 2010 ratios (i.e., no lower than 6.25% tier 1 leverage capital and 11.29% total risk-based capital), and Middlefield Banc Corp. committed to the Federal Reserve that Middlefield Banc Corp. will maintain tier 1 leverage capital of at least 7.25% and total risk-based capital of at least 12%, both at the level of the holding company and at the level of The Middlefield Banking Company, the lead bank.

Cash Requirements

The Cleveland district Federal Reserve Bank requires the Company to maintain certain average reserve balances.  As of December 31, 2012 and 2011, the Company had required reserves of $7,063,000 and $5,419,000 comprising vault cash and a depository amount held with the Federal Reserve Bank.

Loans

Federal law prevents the Company from borrowing from the Banks unless the loans are secured by specific obligations.  Further, such secured loans are limited in amount of 10 percent of the Banks’ common stock and capital surplus.

Dividends

MBC and EB are subject to dividend restrictions that generally limit the amount of dividends that can be paid by an Ohio state-chartered bank.  Under the Ohio Banking Code, cash dividends may not exceed net profits as defined for that year combined with retained net profits for the two preceding years less any required transfers to surplus. Under this formula, for MBC, the amount available for payment of dividends for 2012 approximates $8,077,000 plus 2012 profits retained up to the date of the dividend declaration.  For EB, there is no amount available for payment of dividends for 2012 until the net deficit for the two preceding years of $144,000 is overcome.

Potential Restrictions

On or about January 14, 2013 an investor to whom we sold a total of 196,635 shares in April of 2012, constituting 9.9% of our stock, obtained from the Ohio Division of Financial Institutions and the Federal Reserve Bank of Cleveland regulatory clearance to acquire up to 24.99% of our stock.  The August 15, 2011 Stock Purchase Agreement, as amended, under which we sold shares to the investor provided for sale of up to 24.99% of our stock, subject to the investor obtaining regulatory clearance and subject to other conditions.  Although we disclosed in a Form 8-K Current Report filed with the SEC on January 18, 2013 that sale of additional shares to the investor under the terms of the Stock Purchase Agreement will not occur, if the investor nevertheless acquires shares and increases his ownership to 10% or more of our common stock, whether acquiring the shares on the open market or from us, we will become subject to additional restrictions under the terms of the regulatory clearance issued to the investor by the Ohio Division of Financial Institutions.  Specifically, for three years after the investor becomes an owner of 10% or more of our stock, we would have to obtain advance approval of the ODFI in order for The Middlefield Banking Company to pay a dividend to Middlefield Banc Corp., and for 12 months we would have to obtain advance written approval of the ODFI for any changes in the composition of Middlefield Banc Corp.’s board or executive management.

Note 16 - Regulatory Capital	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
16.  REGULATORY CAPITAL

Federal regulations require the Company and the Banks to maintain minimum amounts of capital.  Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I capital to risk-weighted assets and of Tier I capital to average total assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from “well capitalized” to “critically undercapitalized.”  Should any institution fail to meet the requirements to be considered “adequately capitalized,” it would become subject to a series of increasingly restrictive regulatory actions.

As of December 31, 2012 and 2011, the FDIC categorized the Banks as well capitalized under the regulatory framework for prompt corrective action.  To be classified as a well capitalized financial institution, Total risk-based, Tier 1 risk-based, and Tier 1 Leverage capital ratios must be at least 10 percent, 6 percent, and 5 percent, respectively.

The Company’s and its subsidiaries’ actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2012.

(Dollar amounts in thousands)	Middlefield Banc Corp. December 31, 2012		The Middlefield Banking Co. December 31, 2012		Emerald Bank December 31, 2012
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$57,784	13.86%	$47,887	13.29%	$8,440	15.45%
For Capital Adequacy Purposes	33,344	8.00	28,822	8.00	4,370	8.00
To Be Well Capitalized	41,680	10.00	36,027	10.00	5,463	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$52,543	12.61%	$43,371	12.04%	$7,737	14.16%
For Capital Adequacy Purposes	16,672	4.00	14,411	4.00	2,185	4.00
To Be Well Capitalized	25,008	6.00	21,616	6.00	3,278	6.00

Tier I Capital
(to Average Assets)

Actual	$52,543	7.88%	$43,371	7.32%	$7,737	10.61%
For Capital Adequacy Purposes	26,675	4.00	23,684	4.00	2,916	4.00
To Be Well Capitalized	33,344	5.00	29,605	5.00	3,646	5.00

See Note 15 for additional information concerning regulatory capital requirements

The Company’s and its subsidiaries’ actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2011.

	Middlefield Banc Corp. December 31, 2011		The Middlefield Banking Co. December 31, 2011		Emerald Bank December 31, 2011
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$49,915	12.06%	$42,185	11.75%	$7,456	13.82%
For Capital Adequacy Purposes	33,101	8.00	28,722	8.00	4,317	8.00
To Be Well Capitalized	41,376	10.00	35,903	10.00	5,396	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$44,723	10.81%	$37,697	10.50%	$6,782	12.57%
For Capital Adequacy Purposes	16,551	4.00	14,361	4.00	2,158	4.00
To Be Well Capitalized	24,826	6.00	21,542	6.00	3,237	6.00

Tier I Capital
(to Average Assets)

Actual	$44,723	7.13%	$37,697	6.75%	$6,782	9.92%
For Capital Adequacy Purposes	25,079	4.00	22,325	4.00	2,734	4.00
To Be Well Capitalized	31,349	5.00	27,906	5.00	3,417	5.00

Note 17 - Fair Value Disclosure Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
17.  FAIR VALUE DISCLOSURE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value.  The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:
Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date.  The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2012 and 2011, by level within the fair value hierarchy.  Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2012

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$24,960	$-	$24,960
Obligations of states and political subdivisions	-	92,596	-	92,596
Mortgage-backed securities in government- sponsored entities	-	71,102	-	71,102
Private-label mortgage-backed securities	-	5,064	-	5,064
Total debt securities	-	193,722	-	193,722
Equity securities in financial institutions	5	745	-	750
Total	$5	$194,467	$-	$194,472

		December 31, 2011

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$31,933	$-	$31,933
Obligations of states and political subdivisions	-	88,400	-	88,400
Mortgage-backed securities in government- sponsored entities	-	65,573	-	65,573
Private-label mortgage-backed securities	-	7,321	-	7,321
Total debt securities	-	193,227	-	193,227
Equity securities in financial institutions	5	745	-	750
Total	$5	$193,972	$-	$193,977

Financial instruments are considered Level III when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.  In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly.  Level III financial instruments also include those for which the determination of fair value requires significant management judgment or estimation.

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Impaired loans that are collateral-dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs and observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

		December 31, 2012

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,600	$17,600
Other real estate owned	-	-	1,846	1,846

		December 31, 2011

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$13,581	$13,581
Other real estate owned	-	-	2,196	2,196

The following table presents additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company uses Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
(unaudited, in thousands)	Estimate	Valuation Techniquest	Unobservable Input	Range (Weighted Average)
December 31, 2012
Impaired loans	$17,600	Appraisal of collateral (1)	Appraisal adjustments (2)	20.0%	to	-68.0%	(-32.4%)
			Liquidation expenses (2)	0.3%	to	-45.8%	(-2.1%)
Other real estate owned	$1,846	Appraisal of collateral (1), (3)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.

(2)
Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

The estimated fair value of the Company’s financial instruments is as follows:

	December 31, 2012
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$45,346	$45,346	$-	$-	$45,346
Investment securities
Available for sale	194,472	5	194,467	-	194,472
Net loans	400,654	-	-	390,206	390,206
Bank-owned life insurance	8,536	8,536	-	-	8,536
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,163	2,163	-	-	2,163

Financial liabilities:
Deposits	$593,335	$396,582	$-	$196,122	$592,704
Short-term borrowings	6,538	6,538	-	-	6,538
Other borrowings	12,970	-	-	13,337	13,337
Accrued interest payable	492	492	-	-	492

	December 31, 2011
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$34,390	$34,390	$-	$-	$34,390
Investment securities
Available for sale	193,977	5	193,972	-	193,977
Net loans	395,061	-	-	382,542	382,542
Bank-owned life insurance	8,257	8,257	-	-	8,257
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,234	2,234	-	-	2,234

Financial liabilities:
Deposits	$580,962	$362,029	$-	$225,149	$587,178
Short-term borrowings	7,392	7,392	-	-	7,392
Other borrowings	16,831	-	-	17,327	17,327
Accrued interest payable	645	645	-	-	645

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced liquidation sale.  If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors as determined through various option pricing formulas or simulation modeling.  Since many of these assumptions result from judgments made by management based upon estimates which are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument.  In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and Cash Equivalents, Federal Home Loan Bank Stock, Accrued Interest Receivable, Accrued Interest Payable, and Short-Term Borrowings

The fair value is equal to the current carrying value.

Bank-Owned Life Insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Investment Securities Available for Sale

The fair value of investment securities is equal to the available quoted market price.  If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.  Fair value for certain private-label collateralized mortgage obligations were determined utilizing discounted cash flow models, due to the absence of a current market to provide reliable market quotes for the instruments.

Loans

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality.  Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Deposits and Other Borrowed Funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows.  The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.  Demand, savings, and money market deposits are valued at the amount payable on demand as of year-end.

Commitments to Extend Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure.  The contractual amounts of unfunded commitments and letters of credit are presented in Note 14.

Note 18 - Common Stock Offering	12 Months Ended
Dec. 31, 2012
Common Stock Offering Disclosure [Text Block]
18.  COMMON STOCK OFFERING

In a private common stock offering that began in 2010, Middlefield Banc Corp. sold a total of 138,150 shares in 2011, followed by a sale of 93,050 shares on April 17, 2012 and a sale of 103,585 shares on April 30, 2012. The offering concluded on March 8, 2013 with a sale of 13,320 shares to an institutional investor, completing the sale to that investor under the terms of the subscription agreement it entered into in August of 2011. All sales in the offering occurred at $16 per share.

Note 19 - Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
19.  PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2012	2011
ASSETS
Cash and due from banks	$1,740	$710
Investment securities available for sale	751	751
Investment in non-bank subsidiary	2,664	2,944
Investment in subsidiary banks	62,002	55,256
Other assets	1,453	1,638

TOTAL ASSETS	$68,610	$61,299

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	4,896	5,700
Other liabilities	29	98
TOTAL LIABILITIES	13,173	14,046

STOCKHOLDERS' EQUITY	55,437	47,253

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$68,610	$61,299

	Year Ended December 31,
(Dollar amounts in thousands)	2012	2011	2010

INCOME
Dividends from subsidiary bank	$2,327	$2,403	$2,061
Interest income	-	-	3
Other	8	(177)	17
Total income	2,335	2,226	2,081

EXPENSES
Interest expense	417	772	773
Other	594	370	270
Total expenses	1,011	1,142	1,043

Income before income tax benefit	1,324	1,084	1,038

Income tax benefit	(342)	(449)	(348)

Income before equity in undistributed net income of subsidiaries	1,666	1,533	1,386

Equity in undistributed net income of subsidiaries	4,615	2,597	1,131

NET INCOME	$6,281	$4,130	$2,517

Comprehensive Income	$7,131	$8,184	$2,442

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2012	2011	2010

OPERATING ACTIVITIES
Net income	$6,281	$4,130	$2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(4,655)	(3,422)	(2,582)
Equity in undistributed net income of Emerald Bank	(240)	384	292
Equity in undistributed net income of EMORECO	280	441	1,159
Stock-based compensation expense	32	59	-
Investment securities losses, net	-	179	-
Other	(885)	(806)	(602)
Net cash provided by operating activities	813	965	784

INVESTING ACTIVITIES
Investment in subsidiary bank	-	(1,500)	(500)

Net cash used for investing activities	-	(1,500)	(500)

FINANCING ACTIVITIES
Net decrease in short-term borrowings	(804)	-	-
Common stock issued	2,329	2,210	-
Proceeds from dividend reinvestment plan	694	542	510
Cash dividends	(2,002)	(1,764)	(1,637)
Net cash provided by (used for) financing activities	217	988	(1,127)

Increase (decrease) in cash	1,030	453	(843)

CASH AT BEGINNING OF YEAR	710	257	1,100

CASH AT END OF YEAR	$1,740	$710	$257

Note 20 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
21.  SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012

Total interest income	$7,232	$7,223	$7,342	$6,949
Total interest expense	1,686	1,646	1,602	1,513

Net interest income	5,546	5,577	5,740	5,436
Provision for loan losses	600	450	143	975

Net interest income after provision for loan losses	4,946	5,127	5,597	4,461

Total noninterest income	794	1,017	868	772
Total noninterest expense	3,782	4,041	4,122	3,694

Income before income taxes	1,958	2,103	2,343	1,539
Income taxes	435	463	494	270

Net income	$1,523	$1,640	$1,849	$1,269

Per share data:
Net income
Basic	$0.86	$0.85	$0.93	$0.65
Diluted	0.86	0.85	0.93	0.64
Average shares outstanding:
Basic	1,763,982	1,919,333	1,978,181	1,984,818
Diluted	1,764,585	1,921,205	1,983,863	1,991,354

(Dollar amounts in thousands)	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011

Total interest income	$7,359	$7,421	$7,528	$7,419
Total interest expense	2,341	2,304	2,134	1,873

Net interest income	5,018	5,117	5,394	5,546
Provision for loan losses	865	700	920	600

Net interest income after provision for loan losses	4,153	4,417	4,474	4,946

Total noninterest income	699	594	686	258
Total noninterest expense	3,705	4,292	3,906	3,598

Income before income taxes	1,147	719	1,254	1,606
Income taxes	145	(1)	175	277

Net income	$1,002	$720	$1,079	$1,329

Per share data:
Net income
Basic	$0.62	$0.44	$0.63	$0.76
Diluted	0.62	0.44	0.63	0.76
Average shares outstanding:
Basic	1,621,889	1,647,771	1,704,677	1,756,157
Diluted	1,651,889	1,647,920	1,704,677	1,756,157

Accounting Policies, by Policy (Policies)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Accounting, Policy [Policy Text Block]
Nature of Operations and Basis of Presentation

Middlefield Banc Corp. (the “Company”) is an Ohio corporation organized to become the holding company of The Middlefield Banking Company (“MBC”).  MBC is a state-chartered bank located in Ohio.  On April 19, 2007, Middlefield Banc Corp. acquired Emerald Bank (“EB”), an Ohio-chartered commercial bank headquartered in Dublin, Ohio.  On October 23, 2009, the Company established an asset resolution subsidiary named EMORECO, Inc.  The Company and its subsidiaries derive substantially all of their income from banking and bank-related services, which includes interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities and deposit services to its customers through ten locations.  The Company is supervised by the Board of Governors of the Federal Reserve System, while MBC and EB are subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Ohio Division of Financial Institutions.

The consolidated financial statements of the Company include its wholly owned subsidiaries, MBC, EB, and EMORECO, Inc. (the “Banks”).  Significant intercompany items have been eliminated in preparing the consolidated financial statements.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles.  In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period.  Actual results could differ significantly from those estimates.

Marketable Securities, Policy [Policy Text Block]
Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale.  Debt securities acquired with the intent and ability to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using a level yield method and recognized as adjustments of interest income.  Certain other debt securities have been classified as available for sale to serve principally as a source of liquidity.  Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized.  Realized security gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned.

Common stock of the Federal Home Loan Bank (“FHLB”) represents ownership in an institution that is wholly owned by other financial institutions.  This equity security is accounted for at cost and classified with other assets.  While the FHLBs have been negatively impacted by economic conditions of the past several years, the FHLB of Cincinnati has reported profits for 2012 and 2011, remains in compliance with regulatory capital and liquidity requirements, and continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2012 or 2011.

Securities are evaluated on at least a quarterly basis and more frequently when economic or market conditions warrant such an evaluation to determine whether a decline in their value is other than temporary. For debt securities, management considers whether the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference defined as the credit loss), the magnitude and duration of the decline, the reasons underlying the decline and the Company’s intent to sell the security or whether it is more likely than not that the Company would be required to sell the security before its anticipated recovery in market value, to determine whether the loss in value is other than temporary. Once a decline in value is determined to be other than temporary, if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan losses.  Interest income is recognized as income when earned on the accrual method.  The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of interest is doubtful.  Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are being deferred and the net amount amortized as an adjustment of the related loan’s yield.  Management is amortizing these amounts over the contractual life of the related loans.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable loan losses inherent in its loan portfolio.  The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it.  The allowance for loan losses is established through a provision for loan losses which is charged to operations.  The provision is based on management’s periodic evaluation of the adequacy of the allowance for loan losses, which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors.  The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant change in the near term.

A loan is considered impaired when it is probable the borrower will not repay the loan according to the original contractual terms of the loan agreement.  Management has determined that first mortgage loans on one-to-four family properties and all consumer loans represent large groups of smaller-balance homogeneous loans that are to be collectively evaluated.  Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired.  A loan is not impaired during a period of delay in payment if the Company expects to collect all amounts due, including interest accrued, at the contractual interest rate for the period of delay.  All loans identified as impaired are evaluated independently by management.  The Company estimates credit losses on impaired loans based on the present value of expected cash flows or the fair value of the underlying collateral if the loan repayment is expected to come from the sale or operation of such collateral.  Impaired loans, or portions thereof, are charged off when it is determined a realized loss has occurred.  Until such time, an allowance for loan losses is maintained for estimated losses.  Cash receipts on impaired loans are applied first to accrued interest receivable unless otherwise required by the loan terms, except when an impaired loan is also a nonaccrual loan, in which case the portion of the payment related to interest is recognized as income.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively.  Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances concerning the loan, the creditworthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Land is carried at cost.  Premises and equipment are stated at cost net of accumulated depreciation.  Depreciation is computed on the straight-line method over the estimated useful lives of the assets, which range from 3 to 20 years for furniture, fixtures, and equipment and 3 to 40 years for buildings and leasehold improvements.  Expenditures for maintenance and repairs are charged against income as incurred.  Costs of major additions and improvements are capitalized.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

The Company accounts for goodwill using a two-step process for testing the impairment of goodwill on at least an annual basis.  This approach could cause more volatility in the Company’s reported net income because impairment losses, in any, could occur irregularly and in varying amounts.  No impairment of goodwill was recognized in any of the periods presented.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets

Intangible assets include core deposit intangibles, which are a measure of the value of consumer demand and savings deposits acquired in business combinations accounted for as purchases. The core deposit intangibles are being amortized to expense over a 10 year life on a straight-line basis. The recoverability of the carrying value of intangible assets is evaluated on an ongoing basis, and permanent declines in value, if any, are charged to expense.

Life Insurance, Corporate or Bank Owned [Text Block]
Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as noninterest income.

Real Estate, Policy [Policy Text Block]
Other Real Estate Owned

Real estate properties acquired through foreclosure are initially recorded at fair value at the date of foreclosure, establishing a new cost basis.  After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated cost to sell.  Revenue and expenses from operations of the properties, gains or losses on sales and additions to the valuation allowance are included in operating results.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return.  Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled.  As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share.  Basic earnings per share are calculated utilizing net income as reported in the numerator and average shares outstanding in the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any stock options, warrants, and convertible securities are adjusted in the denominator.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock compensation based on the grant date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model.  The model requires the use of subjective assumptions that can materially affect fair value estimates.  The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

Grant Year	Expected Dividend Yield	Risk-Free Interest Rate	Expected Volatility	Expected Life (in years)

2011	5.82%	3.00%	21.78	9.96

During the years ended December 31, 2012, 2011, and 2010, the Company recorded $0, $16,000, and $0, of compensation cost related to vested stock options. As of December 31, 2012, there was no unrecognized compensation cost related to unvested stock options. The weighted-average fair value of the stock option granted for 2011 was $1.75.

The Company also issued 1,722 and 2,400 shares of restricted stock and recorded stock-based compensation expense of $32,000 and $43,000 in 2012 and 2011, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Flow Information

The Company has defined cash and cash equivalents as those amounts included in the Consolidated Balance Sheet captions as “Cash and due from banks” and “Federal funds sold” with original maturities of less than 90 days.

Advertising Costs, Policy [Policy Text Block]		Advertising Costs Advertising costs are expensed as incurred. Advertising expenses amounted to $423,000, $439,000, and $401,000, for 2012, 2011, and 2010, respectively.
Reclassification, Policy [Policy Text Block]
Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations.  Such reclassifications did not affect net income or retained earnings.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment .  The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment.  The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.  This ASU did not have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities .  The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement.  The requirements amend the disclosure requirements on offsetting in Section 210-20-50.  This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  This ASU is not expected to have a significant impact on the Company’s financial statements.

Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Grant Year	Expected Dividend Yield	Risk-Free Interest Rate	Expected Volatility	Expected Life (in years)

2011	5.82%	3.00%	21.78	9.96

Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]
	2012	2011	2010

Weighted average common shares outstanding	2,101,490	1,872,582	1,764,743

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted average common shares and common stock equivalents used to calculate basic earnings per share	1,911,960	1,683,052	1,575,213

Additional common stock equivalents used to calculate diluted earnings per share	4,972	-	608

Weighted average common shares and common stock equivalents used to calculate diluted earnings per share	1,916,932	1,683,052	1,575,821

Note 3 - Investment Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2012
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$24,485	$566	(91)	$24,960
Obligations of states and political subdivisions:
Taxable	6,888	738	-	7,626
Tax-exempt	80,391	4,683	(104)	84,970
Mortgage-backed securities in government-sponsored entities	69,238	1,929	(65)	71,102
Private-label mortgage-backed securities	4,553	511	-	5,064
Total debt securities	185,555	8,427	(260)	193,722
Equity securities in financial institutions	750	-	-	750
Total	$186,305	$8,427	$(260)	$194,472
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$31,520	$427	$(14)	$31,933
Obligations of states and political subdivisions:
Taxable	8,207	766	-	8,973
Tax-exempt	75,807	3,681	(61)	79,427
Mortgage-backed securities in government-sponsored entities	63,808	1,819	(54)	65,573
Private-label mortgage-backed securities	7,005	411	(95)	7,321
Total debt securities	186,347	7,104	(224)	193,227
Equity securities in financial institutions	750	-	-	750
Total	$187,097	$7,104	$(224)	$193,977

Investments Classified by Contractual Maturity Date [Table Text Block]
(Dollar amounts in thousands)	Amortized Cost	Fair Value

Due in one year or less	$2,179	$2,239
Due after one year through five years	5,555	5,870
Due after five years through ten years	22,310	23,240
Due after ten years	155,511	162,373

Total	$185,555	$193,722

Realized Gain (Loss) on Investments [Table Text Block]
	2012	2011	2010
Proceeds from sales	$32,985	24,127	5,874
Gross realized gains	704	830	74
Gross realized losses	(94)	(809)	(29)
Impairment losses	-	(194)	(34)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2012
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$9,938	$(91)	$-	$-	$9,938	$(91)
Obligations of states and political subdivisions	9,240	(104)	-	-	9,240	(104)
Mortgage-backed securities in government-sponsored entities	12,353	(65)	-	-	12,353	(65)
Total	$31,531	$(260)	$-	$-	$31,531	$(260)
	December 31, 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$1,986	$(14)	$-	$-	$1,986	$(14)
Obligations of states and political subdivisions	2,707	(40)	919	(21)	3,626	(61)
Mortgage-backed securities in government-sponsored entities	8,992	(54)	-	-	8,992	(54)
Private-label mortgage-backed securities	1,628	(42)	398	(53)	2,026	(95)
Total	$15,313	$(150)	$1,317	$(74)	$16,630	$(224)

Note 4 - Loans And Related Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Commercial and industrial	$62,188	$59,185
Real estate - construction	22,522	21,545
Real estate - mortgage:
Residential	203,872	208,139
Commercial	115,734	108,502
Consumer installment	4,117	4,509
	408,433	401,880
Less allowance for loan losses	(7,779)	(6,819)

Net loans	$400,654	$395,061

Schedule of Financing Receivable by Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,592	$3,993	$5,761	$6,914	$28	$21,288
Collectively evaluated for impairment	57,596	18,529	198,111	108,820	4,089	387,145
Total loans	$62,188	$22,522	$203,872	$115,734	$4,117	$408,433
			Real estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,492	$867	$4,882	$6,491	$-	$16,732
Collectively evaluated for impairment	54,693	20,678	203,257	102,011	4,509	385,148
Total loans	$59,185	$21,545	$208,139	$108,502	$4,509	$401,880

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,189	$933	$600	$960	$6	$3,688
Collectively evaluated for impairment	543	190	2,272	1,031	55	4,091
Total ending allowance balance	$1,732	$1,123	$2,872	$1,991	$61	$7,779
			Real Estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$595	$237	$685	$185	$-	$1,702
Collectively evaluated for impairment	701	201	3,046	1,121	48	5,117
Total ending allowance balance	$1,296	$438	$3,731	$1,306	$48	$6,819
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221
Charge-offs	(568)	(6)	(1,862)	(265)	(11)	(2,712)
Recoveries	76	-	122	-	27	225
Provision	554	88	2,079	428	(64)	3,085
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2009	$864	$-	$2,816	$1,198	$59	$4,937
Charge-offs	(450)	-	(1,433)	(428)	(59)	(2,370)
Recoveries	40	-	-	-	34	74
Provision	780	356	2,009	373	62	3,580
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221

Impaired Financing Receivables [Table Text Block]
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,230	$1,229	$-
Real estate - construction	308	308	-
Real estate - mortgage:
Residential	2,716	2,729	-
Commercial	4,143	4,164	-
Consumer installment	11	11	-
Total	$8,408	$8,441	$-

With an allowance recorded:
Commercial and industrial	$3,362	$3,367	$1,189
Real estate - construction	3,685	3,685	933
Real estate - mortgage:
Residential	3,045	3,054	600
Commercial	2,771	2,776	960
Consumer installment	17	17	6
Total	$12,880	$12,899	$3,688

Total:
Commercial and industrial	$4,592	$4,596	$1,189
Real estate - construction	3,993	3,993	933
Real estate - mortgage:
Residential	5,761	5,783	600
Commercial	6,914	6,940	960
Consumer installment	28	28	6
Total	$21,288	$21,340	$3,688
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,172	$1,172	$-
Real estate - construction	4,250	4,250	-
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	2,528	2,536	-
Consumer installment	24	24	-
Total	$11,162	$11,175	$-

With an allowance recorded:
Commercial and industrial	$465	$465	$196
Real estate - construction	271	271	125
Real estate - mortgage:
Residential	-	-	-
Commercial	2,555	2,560	551
Total	$3,291	$3,296	$872

Total:
Commercial and industrial	$1,637	$1,637	$196
Real estate - construction	4,521	4,521	125
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	5,083	5,096	551
Consumer installment	24	24	-
Total	$14,453	$14,471	$872

	As of December 31, 2012		As of December 31, 2011		As of December 31, 2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$2,776	$348	$1,637	$58	$3,149	$13
Real estate - construction	2,798	156	4,521	216	618	1
Real estate - mortgage:
Residential	4,263	338	3,188	157	594	-
Commercial	4,717	543	5,083	97	3,320	69
Consumer installment	27	3	24	2	-	-

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Modifications As of December 31, 2012
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	1	12	13	$489
Real estate- construction:	-	-	-	-
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11
	Modifications As of December 31, 2011
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	8	8	$586
Real estate- construction:	-	2	2	3,883
Real estate- mortgage:
Residential	-	10	10	1,639
Commercial	-	2	2	1,625
Consumer Installment	-	2	2	24
	Modifications As of December 31, 2010
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	7	7	$668
Real estate- mortgage:
Residential	-	8	8	1,230
Commercial	-	3	3	2,025
Consumer Installment	-	3	3	43

Troubled Debt Restructurings That Subsequently Defaulted [Table Text Block]
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment

Commercial and industrial	6	$256
Real estate- construction:	1	3,622
Real estate- mortgage:
Residential	2	89
Commercial	-	-
Consumer Installment	1	5
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$134
Real estate- construction:	-	-
Real estate- mortgage:
Residential	-	-
Commercial	-	-
Consumer Installment	2	28
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$174
Real estate- mortgage:
Residential	3	203
Commercial	-	-
Consumer Installment	-	-

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2012

Commercial and industrial	$59,390	$678	$2,061	$59	$62,188
Real estate - construction	17,601	-	4,921	-	22,522
Real estate - mortgage:
Residential	190,967	758	12,147	-	203,872
Commercial	106,509	1,928	7,297	-	115,734
Consumer installment	4,084	-	33	-	4,117
Total	$378,551	$3,364	$26,459	$59	$408,433
December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total Loans

Commercial and industrial	$53,645	$1,104	$4,363	$73	$59,185
Real estate - construction	20,883	-	662	-	21,545
Real estate - mortgage:
Residential	192,534	1,100	14,505	-	208,139
Commercial	100,536	443	7,523	-	108,502
Consumer installment	4,495	6	8	-	4,509
Total	$372,093	$2,653	$27,061	$73	$401,880

Past Due Financing Receivables [Table Text Block]
		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2012

Commercial and industrial	$60,428	$441	$63	$348	$852	$908	$62,188
Real estate - construction	22,158	-	-	-	-	364	22,522
Real estate - mortgage:
Residential	191,349	2,614	1,401	90	4,105	8,418	203,872
Commercial	113,023	509	97	-	606	2,105	115,734
Consumer installment	4,074	25	-	-	25	18	4,117
Total	$391,032	$3,589	$1,561	$438	$5,588	$11,813	$408,433
		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2011

Commercial and industrial	$57,291	$258	$16	$44	$318	$1,576	$59,185
Real estate - construction	20,862	20	-	-	20	663	21,545
Real estate - mortgage:
Residential	193,732	2,624	863	275	3,762	10,645	208,139
Commercial	104,086	83	412	-	495	3,921	108,502
Consumer installment	4,408	60	41	-	101	-	4,509
Total	$380,379	$3,045	$1,332	$319	$4,696	$16,805	$401,880

Note 5 - Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
(Dollar amounts in thousands)	2012	2011

Land and land improvements	$1,885	$1,898
Building and leasehold improvements	9,427	9,131
Furniture, fixtures, and equipment	3,665	2,952
	14,977	13,981
Less accumulated depreciation and amortization	6,307	5,717

Total	$8,670	$8,264

Note 6 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$40,000
2014	40,000
2015	40,000
2016	40,000
Thereafter	35,000
Total	$195,000

Note 7 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
(Dollar amounts in thousands)	2012	2011

FHLB stock	$1,887	$1,887
Accrued interest on investment securities	1,032	1,185
Accrued interest on loans	1,132	1,049
Deferred tax asset, net	181	621
Prepaid federal deposit insurance	513	977
Other Real Estate Owned	1,846	2,196
Other	1,460	2,128

Total	$8,051	$10,043

Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Maturities of Time Deposits of $100,000 or More [Table Text Block]
(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$10,031	12.55%
Beyond three but within six months	9,005	11.27
Beyond six but within twelve months	18,234	22.82
Beyond one year	42,648	53.36

Total	$79,918	100.00%

Note 9 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2012	2011	2010

Balance at year-end	$6,538	$7,392	$7,632
Average balance outstanding	7,005	7,276	7,320
Maximum month-end balance	7,458	7,552	8,178
Weighted-average rate at year-end	2.97%	3.14%	3.10%
Weighted-average rate during the year	3.15%	3.23%	3.40%

Note 10 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
(Dollar amounts in thousands)	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate	from	to	2012	2011

Fixed rate amortizing	01/23/13	09/04/28	3.99%	2.70%	4.48%	$4,722	$6,576
Convertible	10/09/12	10/09/12	4.14	4.14	4.14	-	2,007
Junior subordinated debt	12/21/37	12/21/37	2.50	1.98	6.58	8,248	8,248

Total						$12,970	$16,831

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
Year Ending December 31,	Amount	Average Rate

2013	$1,362	3.95%
2014	984	3.99
2015	685	4.01
2016	502	4.00
2017	373	4.00
Beyond 2017	9,065	2.17

Total	$12,970	2.63%

Note 11 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Liabilities [Table Text Block]
	2012	2011

Accrued interest payable	$492	$645
Other	1,516	1,468

Total	$2,008	$2,113

Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2012	2011	2010

Current payable	$1,660	$693	$689
Deferred	2	(97)	(777)

Total provision (benefit)	$1,662	$596	$(88)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2012	2011

Deferred tax assets:
Allowance for loan losses	$2,645	$2,318
Supplemental retirement plan	218	182
Alternative minimum tax credits	-	551
Investment security basis adjustment	66	66
Nonaccrual interest income	508	298
Deferred origination fees, net	189	105
OREO adjustments	116	-
Net operating losses	86	190
Other	47	125
Gross deferred tax assets	3,875	3,835

Deferred tax liabilities:
Premises and equipment	434	405
Net unrealized gain on securities	2,777	2,339
FHLB stock dividends	225	225
Intangibles	256	208
Other	2	37
Gross deferred tax liabilities	3,694	3,214

Net deferred tax assets	$181	$621

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Provision at statutory rate	$2,700	34.0%	$1,606	34.0%	$827	34.0%
Tax-free income	(1,095)	-13.8	(1,071)	-22.7	(993)	-40.9
Nondeductible interest expense	48	0.6	61	1.3	76	3.1
Other	9	0.1	-	0.0	2	0.2

Actual tax expense and effective rate	$1,662	20.9%	$596	12.6%	$(88)	(3.6	) %

Note 13 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Projected Payments
2013	$34,000
2014	34,000
2015	34,000
2016	29,000
2017	23,000
Thereafter	41,000
Total	$195,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012	Weighted- average Exercise Price	2011	Weighted- average Exercise Price

Outstanding, January 1	88,774	$26.81	89,077	$27.87
Granted	-	-	9,000	17.55
Forfeited	(9,081)	22.94	(9,303)	28.03

Outstanding, December 31	79,693	$27.25	88,774	$26.81

Exercisable, December 31	79,693	$27.25	79,774	$27.85

Schedule of Other Share-based Compensation, Activity [Table Text Block]
		Outstanding			Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life	Average Exercise Price	Shares	Average Exercise Price

December 8, 2003	$24.29	18,112	0.94	$24.29	18,112	$24.29
May 12, 2004	27.35	907	1.33	27.35	907	27.35
December 13, 2004	30.45	11,223	1.95	30.45	11,223	30.45
December 14, 2005	36.73	7,163	2.95	36.73	7,163	36.73
December 10, 2006	40.24	3,150	3.95	40.24	3,150	40.24
April 19, 2007	37.33	3,639	4.31	37.33	3,639	37.73
May 16, 2007	37.48	1,337	4.41	37.48	1,337	37.48
December 10, 2007	37.00	2,450	4.95	37.00	2,450	37.00
January 2, 2008	36.25	1,337	5.12	36.25	1,337	36.25
November 10, 2008	23.00	21,500	5.95	23.00	21,500	23.00
May 9, 2011	17.55	8,875	8.41	17.55	8,875	17.55

		79,693			79,693

Note 14 - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Commitments [Table Text Block]
(Dollar amounts in thousands)	2012	2011

Commitments to extend credit	$91,854	$81,402
Standby letters of credit	281	639

Total	$92,135	$82,041

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$271
2014	$280
2015	$284
2016	$284
2017	$284
Thereafter	$284

Note 16 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
(Dollar amounts in thousands)	Middlefield Banc Corp. December 31, 2012		The Middlefield Banking Co. December 31, 2012		Emerald Bank December 31, 2012
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$57,784	13.86%	$47,887	13.29%	$8,440	15.45%
For Capital Adequacy Purposes	33,344	8.00	28,822	8.00	4,370	8.00
To Be Well Capitalized	41,680	10.00	36,027	10.00	5,463	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$52,543	12.61%	$43,371	12.04%	$7,737	14.16%
For Capital Adequacy Purposes	16,672	4.00	14,411	4.00	2,185	4.00
To Be Well Capitalized	25,008	6.00	21,616	6.00	3,278	6.00

Tier I Capital
(to Average Assets)

Actual	$52,543	7.88%	$43,371	7.32%	$7,737	10.61%
For Capital Adequacy Purposes	26,675	4.00	23,684	4.00	2,916	4.00
To Be Well Capitalized	33,344	5.00	29,605	5.00	3,646	5.00
	Middlefield Banc Corp. December 31, 2011		The Middlefield Banking Co. December 31, 2011		Emerald Bank December 31, 2011
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$49,915	12.06%	$42,185	11.75%	$7,456	13.82%
For Capital Adequacy Purposes	33,101	8.00	28,722	8.00	4,317	8.00
To Be Well Capitalized	41,376	10.00	35,903	10.00	5,396	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$44,723	10.81%	$37,697	10.50%	$6,782	12.57%
For Capital Adequacy Purposes	16,551	4.00	14,361	4.00	2,158	4.00
To Be Well Capitalized	24,826	6.00	21,542	6.00	3,237	6.00

Tier I Capital
(to Average Assets)

Actual	$44,723	7.13%	$37,697	6.75%	$6,782	9.92%
For Capital Adequacy Purposes	25,079	4.00	22,325	4.00	2,734	4.00
To Be Well Capitalized	31,349	5.00	27,906	5.00	3,417	5.00

Note 17 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2012

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$24,960	$-	$24,960
Obligations of states and political subdivisions	-	92,596	-	92,596
Mortgage-backed securities in government- sponsored entities	-	71,102	-	71,102
Private-label mortgage-backed securities	-	5,064	-	5,064
Total debt securities	-	193,722	-	193,722
Equity securities in financial institutions	5	745	-	750
Total	$5	$194,467	$-	$194,472
		December 31, 2011

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$31,933	$-	$31,933
Obligations of states and political subdivisions	-	88,400	-	88,400
Mortgage-backed securities in government- sponsored entities	-	65,573	-	65,573
Private-label mortgage-backed securities	-	7,321	-	7,321
Total debt securities	-	193,227	-	193,227
Equity securities in financial institutions	5	745	-	750
Total	$5	$193,972	$-	$193,977

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2012

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,600	$17,600
Other real estate owned	-	-	1,846	1,846
		December 31, 2011

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$13,581	$13,581
Other real estate owned	-	-	2,196	2,196

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(unaudited, in thousands)	Estimate	Valuation Techniquest	Unobservable Input	Range (Weighted Average)
December 31, 2012
Impaired loans	$17,600	Appraisal of collateral (1)	Appraisal adjustments (2)	20.0%	to	-68.0%	(-32.4%)
			Liquidation expenses (2)	0.3%	to	-45.8%	(-2.1%)
Other real estate owned	$1,846	Appraisal of collateral (1), (3)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2012
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$45,346	$45,346	$-	$-	$45,346
Investment securities
Available for sale	194,472	5	194,467	-	194,472
Net loans	400,654	-	-	390,206	390,206
Bank-owned life insurance	8,536	8,536	-	-	8,536
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,163	2,163	-	-	2,163

Financial liabilities:
Deposits	$593,335	$396,582	$-	$196,122	$592,704
Short-term borrowings	6,538	6,538	-	-	6,538
Other borrowings	12,970	-	-	13,337	13,337
Accrued interest payable	492	492	-	-	492
	December 31, 2011
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$34,390	$34,390	$-	$-	$34,390
Investment securities
Available for sale	193,977	5	193,972	-	193,977
Net loans	395,061	-	-	382,542	382,542
Bank-owned life insurance	8,257	8,257	-	-	8,257
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,234	2,234	-	-	2,234

Financial liabilities:
Deposits	$580,962	$362,029	$-	$225,149	$587,178
Short-term borrowings	7,392	7,392	-	-	7,392
Other borrowings	16,831	-	-	17,327	17,327
Accrued interest payable	645	645	-	-	645

Note 19 - Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
(Dollar amounts in thousands)	December 31,
	2012	2011
ASSETS
Cash and due from banks	$1,740	$710
Investment securities available for sale	751	751
Investment in non-bank subsidiary	2,664	2,944
Investment in subsidiary banks	62,002	55,256
Other assets	1,453	1,638

TOTAL ASSETS	$68,610	$61,299

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	4,896	5,700
Other liabilities	29	98
TOTAL LIABILITIES	13,173	14,046

STOCKHOLDERS' EQUITY	55,437	47,253

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$68,610	$61,299

Schedule of Condensed Income Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2012	2011	2010

INCOME
Dividends from subsidiary bank	$2,327	$2,403	$2,061
Interest income	-	-	3
Other	8	(177)	17
Total income	2,335	2,226	2,081

EXPENSES
Interest expense	417	772	773
Other	594	370	270
Total expenses	1,011	1,142	1,043

Income before income tax benefit	1,324	1,084	1,038

Income tax benefit	(342)	(449)	(348)

Income before equity in undistributed net income of subsidiaries	1,666	1,533	1,386

Equity in undistributed net income of subsidiaries	4,615	2,597	1,131

NET INCOME	$6,281	$4,130	$2,517

Comprehensive Income	$7,131	$8,184	$2,442

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2012	2011	2010

OPERATING ACTIVITIES
Net income	$6,281	$4,130	$2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(4,655)	(3,422)	(2,582)
Equity in undistributed net income of Emerald Bank	(240)	384	292
Equity in undistributed net income of EMORECO	280	441	1,159
Stock-based compensation expense	32	59	-
Investment securities losses, net	-	179	-
Other	(885)	(806)	(602)
Net cash provided by operating activities	813	965	784

INVESTING ACTIVITIES
Investment in subsidiary bank	-	(1,500)	(500)

Net cash used for investing activities	-	(1,500)	(500)

FINANCING ACTIVITIES
Net decrease in short-term borrowings	(804)	-	-
Common stock issued	2,329	2,210	-
Proceeds from dividend reinvestment plan	694	542	510
Cash dividends	(2,002)	(1,764)	(1,637)
Net cash provided by (used for) financing activities	217	988	(1,127)

Increase (decrease) in cash	1,030	453	(843)

CASH AT BEGINNING OF YEAR	710	257	1,100

CASH AT END OF YEAR	$1,740	$710	$257

Note 20 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
(Dollar amounts in thousands)	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012

Total interest income	$7,232	$7,223	$7,342	$6,949
Total interest expense	1,686	1,646	1,602	1,513

Net interest income	5,546	5,577	5,740	5,436
Provision for loan losses	600	450	143	975

Net interest income after provision for loan losses	4,946	5,127	5,597	4,461

Total noninterest income	794	1,017	868	772
Total noninterest expense	3,782	4,041	4,122	3,694

Income before income taxes	1,958	2,103	2,343	1,539
Income taxes	435	463	494	270

Net income	$1,523	$1,640	$1,849	$1,269

Per share data:
Net income
Basic	$0.86	$0.85	$0.93	$0.65
Diluted	0.86	0.85	0.93	0.64
Average shares outstanding:
Basic	1,763,982	1,919,333	1,978,181	1,984,818
Diluted	1,764,585	1,921,205	1,983,863	1,991,354
(Dollar amounts in thousands)	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011

Total interest income	$7,359	$7,421	$7,528	$7,419
Total interest expense	2,341	2,304	2,134	1,873

Net interest income	5,018	5,117	5,394	5,546
Provision for loan losses	865	700	920	600

Net interest income after provision for loan losses	4,153	4,417	4,474	4,946

Total noninterest income	699	594	686	258
Total noninterest expense	3,705	4,292	3,906	3,598

Income before income taxes	1,147	719	1,254	1,606
Income taxes	145	(1)	175	277

Net income	$1,002	$720	$1,079	$1,329

Per share data:
Net income
Basic	$0.62	$0.44	$0.63	$0.76
Diluted	0.62	0.44	0.63	0.76
Average shares outstanding:
Basic	1,621,889	1,647,771	1,704,677	1,756,157
Diluted	1,651,889	1,647,920	1,704,677	1,756,157

Note 1 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Branches	10
Finite-Lived Intangible Asset, Useful Life	10 years
Share-based Compensation (in Dollars)	$ 32,000	$ 59,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 1.75
Restricted Stock or Unit Expense (in Dollars)	32,000	43,000
Marketing and Advertising Expense (in Dollars)	423,000	439,000	401,000
Vested Shares [Member]
Share-based Compensation (in Dollars)	$ 0	$ 16,000	$ 0
Restricted Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)	1,722	2,400
Furniture Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years

Note 1 - Summary of Significant Accounting Policies (Detail) - Stock Option Valuation Assumption	12 Months Ended
Dec. 31, 2011
2011	5.82%
2011	3.00%
2011	21.78%
2011	9 years 350 days

Note 2 - Earnings Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	79,693	88,774	89,077
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 22.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 40.24	$ 40.24	$ 40.24
Incremental Common Shares Attributable to Share-based Payment Arrangements (in Shares)	4,972		608
Incremental Common Shares Attributable to Call Options and Warrants (in Shares)	12,419
Share Price	$ 16
Stock Options [Member]
Incremental Common Shares Attributable to Share-based Payment Arrangements (in Shares)	8,875		9,561

Note 2 - Earnings Per Share (Detail) - Shares Used in Calculation of Earnings Per Share	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average common shares outstanding									2,101,490	1,872,582	1,764,743
Average treasury stock shares									(189,530)	(189,530)	(189,530)
Weighted average common shares and common stock equivalents used to calculate basic earnings per share	1,984,818	1,978,181	1,919,333	1,763,982	1,756,157	1,704,677	1,647,771	1,621,889	1,911,960	1,683,052	1,575,213
Additional common stock equivalents used to calculate diluted earnings per share									4,972		608
Weighted average common shares and common stock equivalents used to calculate diluted earnings per share	1,991,354	1,983,863	1,921,205	1,764,585	1,756,157	1,704,677	1,647,920	1,651,889	1,916,932	1,683,052	1,575,821

Note 3 - Investment Securities Available For Sale (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Private Label Collateralized Mortgage Obligations [Member]	Dec. 31, 2012 Mortgage-backed Securities, Issued by Private Enterprises [Member]	Dec. 31, 2011 Mortgage-backed Securities, Issued by Private Enterprises [Member]	Dec. 31, 2011 Equity Securities in Financial Institutions [Member]	Dec. 31, 2012 Equity Securities in Financial Institutions [Member]	Dec. 31, 2010 Collateralized Mortgage Obligations [Member]
Available-for-sale Securities Pledged as Collateral	$ 62,518,000	$ 53,724,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	34
Available-for-sale Securities, Current	194,472,000	193,977,000	4,600,000	5,064,000	7,321,000	750,000	750,000
Available-for-sale Securities, Gross Unrealized Gains	8,427,000	7,104,000		511,000	411,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities						$ 194,000		$ 35,000

Note 3 - Investment Securities Available For Sale (Detail) - Amortized Cost and Fair Values of Securities Available for Sale (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for Sale Securities Amortized Cost	$ 186,305,000	$ 187,097,000
Available for Sale Securities Gross Unrealized Gains	8,427,000	7,104,000
Available for Sale Securities Gross Unrealized Losses	(260,000)	(224,000)
Available for Sale Securities Fair Value	194,472,000	193,977,000
Taxable [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for Sale Securities Amortized Cost	6,888,000	8,207,000
Available for Sale Securities Gross Unrealized Gains	738,000	766,000
Available for Sale Securities Fair Value	7,626,000	8,973,000
Tax-exempt [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for Sale Securities Amortized Cost	80,391,000	75,807,000
Available for Sale Securities Gross Unrealized Gains	4,683,000	3,681,000
Available for Sale Securities Gross Unrealized Losses	(104,000)	(61,000)
Available for Sale Securities Fair Value	84,970,000	79,427,000
US Government Agencies Debt Securities [Member]
Available for Sale Securities Amortized Cost	24,485,000	31,520,000
Available for Sale Securities Gross Unrealized Gains	566,000	427,000
Available for Sale Securities Gross Unrealized Losses	(91,000)	(14,000)
Available for Sale Securities Fair Value	24,960,000	31,933,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available for Sale Securities Amortized Cost	69,238,000	63,808,000
Available for Sale Securities Gross Unrealized Gains	1,929,000	1,819,000
Available for Sale Securities Gross Unrealized Losses	(65,000)	(54,000)
Available for Sale Securities Fair Value	71,102,000	65,573,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available for Sale Securities Amortized Cost	4,553,000	7,005,000
Available for Sale Securities Gross Unrealized Gains	511,000	411,000
Available for Sale Securities Gross Unrealized Losses		(95,000)
Available for Sale Securities Fair Value	5,064,000	7,321,000
Debt Securities [Member]
Available for Sale Securities Amortized Cost	185,555,000	186,347,000
Available for Sale Securities Gross Unrealized Gains	8,427,000	7,104,000
Available for Sale Securities Gross Unrealized Losses	(260,000)	(224,000)
Available for Sale Securities Fair Value	193,722,000	193,227,000
Equity Securities in Financial Institutions [Member]
Available for Sale Securities Amortized Cost	750,000	750,000
Available for Sale Securities Fair Value	$ 750,000	$ 750,000

Note 3 - Investment Securities Available For Sale (Detail) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due in one year or less	$ 2,179
Due in one year or less	2,239
Due after one year through five years	5,555
Due after one year through five years	5,870
Due after five years through ten years	22,310
Due after five years through ten years	23,240
Due after ten years	155,511
Due after ten years	162,373
Total	185,555
Total	$ 193,722

Note 3 - Investment Securities Available For Sale (Detail) - Sales of Available for Sale Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from sales	$ 32,985	$ 24,127	$ 5,874
Gross realized gains	704	830	74
Gross realized losses	(94)	(809)	(29)
Impairment losses		$ (194)	$ (34)

Note 3 - Investment Securities Available For Sale (Detail) - Gross Unrealized Losses and Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	$ 31,531	$ 15,313
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(260)	(150)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	1,317
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	(74)
Securities in Continuous Unrealized Loss Position Fair Value	31,531	16,630
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(260)	(224)
US Government Agencies Debt Securities [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	9,938	1,986
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(91)	(14)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	0
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	0
Securities in Continuous Unrealized Loss Position Fair Value	9,938	1,986
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(91)	(14)
US States and Political Subdivisions Debt Securities [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	9,240	2,707
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(104)	(40)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	919
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	(21)
Securities in Continuous Unrealized Loss Position Fair Value	9,240	3,626
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(104)	(61)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	12,353	8,992
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(65)	(54)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	0
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	0
Securities in Continuous Unrealized Loss Position Fair Value	12,353	8,992
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(65)	(54)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value		1,628
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses		(42)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value		398
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses		(53)
Securities in Continuous Unrealized Loss Position Fair Value		2,026
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses		$ (95)

Note 4 - Loans And Related Allowance For Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Days Past Due	90
Financing Receivable, Modifications, Recorded Investment	$ 4,600,000	$ 10,000,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	756,000	859,000	470,000
Threshold for Loans Evaluated for Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable, Gross, Commercial	250,000
Threshold for Loans Evaluated for Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	125,000
Threshold for Loans Evaluated for Impairment [Member]
Notes, Loans and Financing Receivable, Gross, Current	150,000
Loans and Leases Receivable, Gross, Commercial	$ 200,000

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Major Classifications of Net Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Gross	$ 408,433	$ 401,880
Less allowance for loan losses	(7,779)	(6,819)
Net loans	400,654	395,061
Commercial and Industrial [Member]
Financing Receivable Gross	62,188	59,185
Real Estate Construction [Member]
Financing Receivable Gross	22,522	21,545
Residential Real Estate Mortgage [Member]
Financing Receivable Gross	203,872	208,139
Commercial Real Estate Mortgage [Member]
Financing Receivable Gross	115,734	108,502
Consumer Installment [Member]
Financing Receivable Gross	$ 4,117	$ 4,509

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Primary Segments of the Loan Portfolio (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans:
Individually evaluated for impairment	$ 21,288	$ 16,732
Collectively evaluated for impairment	387,145	385,148
Total loans	408,433	401,880
Commercial and Industrial [Member]
Loans:
Individually evaluated for impairment	4,592	4,492
Collectively evaluated for impairment	57,596	54,693
Total loans	62,188	59,185
Real Estate Construction [Member]
Loans:
Individually evaluated for impairment	3,993	867
Collectively evaluated for impairment	18,529	20,678
Total loans	22,522	21,545
Residential Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	5,761	4,882
Collectively evaluated for impairment	198,111	203,257
Total loans	203,872	208,139
Commercial Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	6,914	6,491
Collectively evaluated for impairment	108,820	102,011
Total loans	115,734	108,502
Consumer Installment [Member]
Loans:
Individually evaluated for impairment	28
Collectively evaluated for impairment	4,089	4,509
Total loans	$ 4,117	$ 4,509

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 3,688	$ 1,702
Collectively evaluated for impairment	4,091	5,117
Allowance balance	7,779	6,819
Commercial and Industrial [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	1,732	1,296	1,234
Commercial and Industrial [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		1,296	1,234	864
Charge-offs	(230)	(568)	(450)
Recoveries	71	76	40
Provision	595	554	780
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,189	595
Collectively evaluated for impairment	543	701
Real Estate Construction [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	1,123	438	356
Real Estate Construction [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		438	356
Charge-offs	(135)	(6)
Provision	820	88	356
Real Estate Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	933	237
Collectively evaluated for impairment	190	201
Residential Real Estate Mortgage [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	2,872	3,731	3,392
Residential Real Estate Mortgage [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		3,731	3,392	2,816
Charge-offs	(785)	(1,862)	(1,433)
Recoveries	31	122
Provision	(105)	2,079	2,009
Residential Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	600	685
Collectively evaluated for impairment	2,272	3,046
Commercial Real Estate Mortgage [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	1,991	1,306	1,143
Commercial Real Estate Mortgage [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		1,306	1,143	1,198
Charge-offs	(123)	(265)	(428)
Provision	808	428	373
Commercial Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	960	185
Collectively evaluated for impairment	1,031	1,121
Consumer Installment [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	61	48	96
Consumer Installment [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		48	96	59
Charge-offs	(64)	(11)	(59)
Recoveries	27	27	34
Provision	50	(64)	62
Consumer Installment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	6
Collectively evaluated for impairment	55	48
End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	7,779	6,819	6,221
Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		6,819	6,221	4,937
Charge-offs	(1,337)	(2,712)	(2,370)
Recoveries	129	225	74
Provision	$ 2,168	$ 3,085	$ 3,580

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Impaired Loans by Class (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with no related allowance recorded investment	$ 8,408	$ 11,162
Impaired loans with no related allowance unpaid principal balance	8,441	11,175
Impaired loans with related allowance recorded investment	12,880	3,291
Impaired loans with related allowance unpaid principal balance	12,899	3,296
Impaired loans, related allowance	3,688	872
Impaired loans recorded investment	21,288	14,453
Impaired loans unpaid principal balance	21,340	14,471
Commercial and Industrial [Member]
Impaired loans with no related allowance recorded investment	1,230	1,172
Impaired loans with no related allowance unpaid principal balance	1,229	1,172
Impaired loans with related allowance recorded investment		465
Impaired loans with related allowance unpaid principal balance		465
Impaired loans, related allowance	1,189	196
Impaired loans recorded investment	4,592	1,637
Impaired loans unpaid principal balance	4,596	1,637
Real Estate Construction [Member]
Impaired loans with no related allowance recorded investment	308	4,250
Impaired loans with no related allowance unpaid principal balance	308	4,250
Impaired loans with related allowance recorded investment	3,685	271
Impaired loans with related allowance unpaid principal balance	3,685	271
Impaired loans, related allowance	933	125
Impaired loans recorded investment	3,993	4,521
Impaired loans unpaid principal balance	3,993	4,521
Residential Real Estate Mortgage [Member]
Impaired loans with no related allowance recorded investment	2,716	3,188
Impaired loans with no related allowance unpaid principal balance	2,729	3,193
Impaired loans with related allowance recorded investment	3,045	0
Impaired loans with related allowance unpaid principal balance	3,054	0
Impaired loans, related allowance	600	0
Impaired loans recorded investment	5,761	3,188
Impaired loans unpaid principal balance	5,783	3,193
Commercial Real Estate Mortgage [Member]
Impaired loans with no related allowance recorded investment	4,143	2,528
Impaired loans with no related allowance unpaid principal balance	4,164	2,536
Impaired loans with related allowance recorded investment	2,771	2,555
Impaired loans with related allowance unpaid principal balance	2,776	2,560
Impaired loans, related allowance	960	551
Impaired loans recorded investment	6,914	5,083
Impaired loans unpaid principal balance	6,940	5,096
Consumer Installment [Member]
Impaired loans with no related allowance recorded investment	11	24
Impaired loans with no related allowance unpaid principal balance	11	24
Impaired loans with related allowance recorded investment	17
Impaired loans with related allowance unpaid principal balance	17
Impaired loans, related allowance	6
Impaired loans recorded investment	28	24
Impaired loans unpaid principal balance	28	24
Commercial and Industrial [Member]
Impaired loans with related allowance recorded investment	3,362
Impaired loans with related allowance unpaid principal balance	3,367
Impaired loans, related allowance	$ 1,189

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Additional Information on Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial and Industrial [Member]
Total:
Impaired loans, average recorded investment	$ 2,776	$ 1,637	$ 3,149
Impaired loans, interest income recognized	348	58	13
Real Estate Construction [Member]
Total:
Impaired loans, average recorded investment	2,798	4,521	618
Impaired loans, interest income recognized	156	216	1
Residential Real Estate Mortgage [Member]
Total:
Impaired loans, average recorded investment	4,263	3,188	594
Impaired loans, interest income recognized	338	157
Commercial Real Estate Mortgage [Member]
Total:
Impaired loans, average recorded investment	4,717	5,083	3,320
Impaired loans, interest income recognized	543	97	69
Consumer Installment [Member]
Total:
Impaired loans, average recorded investment	27	24
Impaired loans, interest income recognized	$ 3	$ 2

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rate Forgiveness [Member] | Commercial and Industrial [Member]
Number of contracts	1	0	0
Rate Forgiveness [Member] | Real Estate Construction [Member]
Number of contracts		0
Rate Forgiveness [Member] | Residential Real Estate Mortgage [Member]
Number of contracts	2	0	0
Rate Forgiveness [Member] | Commercial Real Estate Mortgage [Member]
Number of contracts		0	0
Rate Forgiveness [Member] | Consumer Installment [Member]
Number of contracts	0	0	0
Other Restructurings [Member] | Commercial and Industrial [Member]
Number of contracts	12	8	7
Other Restructurings [Member] | Real Estate Construction [Member]
Number of contracts		2
Other Restructurings [Member] | Residential Real Estate Mortgage [Member]
Number of contracts	7	10	8
Other Restructurings [Member] | Commercial Real Estate Mortgage [Member]
Number of contracts	1	2	3
Other Restructurings [Member] | Consumer Installment [Member]
Number of contracts	2	2	3
Commercial and Industrial [Member]
Number of contracts	13	8	7
Pre-modification outstanding recorded investment (in Dollars)	489	586	668
Real Estate Construction [Member]
Number of contracts		2
Pre-modification outstanding recorded investment (in Dollars)		3,883
Residential Real Estate Mortgage [Member]
Number of contracts	9	10	8
Pre-modification outstanding recorded investment (in Dollars)	921	1,639	1,230
Commercial Real Estate Mortgage [Member]
Number of contracts	1	2	3
Pre-modification outstanding recorded investment (in Dollars)	156	1,625	2,025
Consumer Installment [Member]
Number of contracts	2	2	3
Pre-modification outstanding recorded investment (in Dollars)	11	24	43

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Troubled Debt Restructurings That Subsequently Defaulted (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial and Industrial [Member]
Number of Contracts	6	3	2
Recorded Investment (in Dollars)	$ 256	$ 134	$ 174
Real Estate Construction [Member]
Number of Contracts	1	0
Recorded Investment (in Dollars)	3,622	0
Residential Real Estate Mortgage [Member]
Number of Contracts	2	0	3
Recorded Investment (in Dollars)	89	0	203
Commercial Real Estate Mortgage [Member]
Number of Contracts	0		0
Recorded Investment (in Dollars)	0		0
Consumer Installment [Member]
Number of Contracts	1	2	0
Recorded Investment (in Dollars)	$ 5	$ 28	$ 0

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Classes of the Loan Portfolio Summarized by Credit Quality (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable	$ 408,433	$ 401,880
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable	59,390	53,645
Pass [Member] | Real Estate Construction [Member]
Financing Receivable	17,601	20,883
Pass [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	190,967	192,534
Pass [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	106,509	100,536
Pass [Member] | Consumer Installment [Member]
Financing Receivable	4,084	4,495
Pass [Member]
Financing Receivable	378,551	372,093
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable	678	1,104
Special Mention [Member] | Real Estate Construction [Member]
Financing Receivable	0	0
Special Mention [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	758	1,100
Special Mention [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	1,928	443
Special Mention [Member] | Consumer Installment [Member]
Financing Receivable	0	6
Special Mention [Member]
Financing Receivable	3,364	2,653
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable	2,061	4,363
Substandard [Member] | Real Estate Construction [Member]
Financing Receivable	4,921	662
Substandard [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	12,147	14,505
Substandard [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	7,297	7,523
Substandard [Member] | Consumer Installment [Member]
Financing Receivable	33	8
Substandard [Member]
Financing Receivable	26,459	27,061
Doubtful [Member] | Commercial and Industrial [Member]
Financing Receivable	59	73
Doubtful [Member] | Real Estate Construction [Member]
Financing Receivable	0	0
Doubtful [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	0	0
Doubtful [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	0	0
Doubtful [Member] | Consumer Installment [Member]
Financing Receivable	0	0
Doubtful [Member]
Financing Receivable	59	73
Commercial and Industrial [Member]
Financing Receivable	62,188	59,185
Real Estate Construction [Member]
Financing Receivable	22,522	21,545
Residential Real Estate Mortgage [Member]
Financing Receivable	203,872	208,139
Commercial Real Estate Mortgage [Member]
Financing Receivable	115,734	108,502
Consumer Installment [Member]
Financing Receivable	$ 4,117	$ 4,509

Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Past Due Financing Receivables (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Current	$ 391,032	$ 380,379
Financing Receivable 30-59 Days Past Due	3,589	3,045
Financing Receivable 60-89 Days Past Due	1,561	1,332
Financing Receivable 90 Days + Past Due	438	319
Financing Receivable Total Past Due	5,588	4,696
Financing Receivable Non-Accrual	11,813	16,805
Financing Receivable	408,433	401,880
Commercial and Industrial [Member]
Financing Receivable Current	60,428	57,291
Financing Receivable 30-59 Days Past Due	441	258
Financing Receivable 60-89 Days Past Due	63	16
Financing Receivable 90 Days + Past Due	348	44
Financing Receivable Total Past Due	852	318
Financing Receivable Non-Accrual	908	1,576
Financing Receivable	62,188	59,185
Real Estate Construction [Member]
Financing Receivable Current	22,158	20,862
Financing Receivable 30-59 Days Past Due	0	20
Financing Receivable 60-89 Days Past Due	0	0
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	0	20
Financing Receivable Non-Accrual	364	663
Financing Receivable	22,522	21,545
Residential Real Estate Mortgage [Member]
Financing Receivable Current	191,349	193,732
Financing Receivable 30-59 Days Past Due	2,614	2,624
Financing Receivable 60-89 Days Past Due	1,401	863
Financing Receivable 90 Days + Past Due	90	275
Financing Receivable Total Past Due	4,105	3,762
Financing Receivable Non-Accrual	8,418	10,645
Financing Receivable	203,872	208,139
Commercial Real Estate Mortgage [Member]
Financing Receivable Current	113,023	104,086
Financing Receivable 30-59 Days Past Due	509	83
Financing Receivable 60-89 Days Past Due	97	412
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	606	495
Financing Receivable Non-Accrual	2,105	3,921
Financing Receivable	115,734	108,502
Consumer Installment [Member]
Financing Receivable Current	4,074	4,408
Financing Receivable 30-59 Days Past Due	25	60
Financing Receivable 60-89 Days Past Due	0	41
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	25	101
Financing Receivable Non-Accrual	18	0
Financing Receivable	$ 4,117	$ 4,509

Note 5 - Premises And Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 591,000	$ 499,000	$ 542,000

Note 5 - Premises And Equipment (Detail) - Major Classifications of Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land and land improvements	$ 1,885	$ 1,898
Building and leasehold improvements	9,427	9,131
Furniture, fixtures, and equipment	3,665	2,952
	14,977	13,981
Less accumulated depreciation and amortization	6,307	5,717
Total	$ 8,670	$ 8,264

Note 6 - Goodwill and Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill	$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	195,000	235,000
Finite-Lived Intangible Assets, Accumulated Amortization	200,000	160,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 40,000	$ 40,000	$ 40,000

Note 6 - Goodwill and Intangible Assets (Detail) - Future Amortization Expense (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 40,000
2014	40,000
2015	40,000
2016	40,000
Thereafter	35,000
Total	$ 195,000	$ 235,000

Note 7 - Other Assets (Detail) - Components of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FHLB stock	$ 1,887	$ 1,887
Accrued interest	2,163	2,234
Deferred tax asset, net	181	621
Prepaid federal deposit insurance	513	977
Other Real Estate Owned	1,846	2,196
Other	1,460	2,128
Total	8,051	10,043
Investment Securities [Member]
Accrued interest	1,032	1,185
Loans [Member]
Accrued interest	$ 1,132	$ 1,049

Note 8 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposit Maturities, Remainder of Fiscal Year	$ 98,028,000
Time Deposit Maturities, Year Two	35,512,000
Time Deposit Maturities, Year Three	41,164,000
Time Deposit Maturities, Year Four	15,097,000
Time Deposit Maturities, Year Five	6,952,000
Time Deposits, $100,000 or More	$ 79,918,000	$ 86,793,000

Note 8 - Deposits (Detail) - Maturities on Time Deposits of $100,000 or More (USD $)	Dec. 31, 2012	Dec. 31, 2011
Within three months (in Dollars)	$ 10,031,000
Within three months	12.55%
Beyond three but within six months (in Dollars)	9,005,000
Beyond three but within six months	11.27%
Beyond six but within twelve months (in Dollars)	18,234,000
Beyond six but within twelve months	22.82%
Beyond one year (in Dollars)	42,648,000
Beyond one year	53.36%
Total (in Dollars)	$ 79,918,000	$ 86,793,000
Total	100.00%

Note 9 - Short-Term Borrowings (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility, Amount Outstanding	$ 4,900,000	$ 5,700,000	$ 5,700,000
Lorain National Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	4,000,000
Liberty Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000

Note 9 - Short-Term Borrowings (Detail) - Outstanding Balances and Related Information of Short-Term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at year-end	$ 6,538	$ 7,392	$ 7,632
Average balance outstanding	7,005	7,276	7,320
Maximum month-end balance	$ 7,458	$ 7,552	$ 8,178
Weighted-average rate at year-end	2.97%	3.14%	3.10%
Weighted-average rate during the year	3.15%	3.23%	3.40%

Note 10 - Other Borrowings (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 17, 2012	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2006 Mandatorily Redeemable Securities [Member] Special Purpose Entity [Member]	Dec. 31, 2012 Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 68,900,000
Securities Sold under Agreements to Repurchase					8,000,000
Stock Issued During Period, Shares, New Issues (in Shares)	103,585	93,050	248,000	138,150
Notes Payable			$ 8,248,000

Note 10 - Other Borrowings (Detail) - Other Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance (in Dollars)	$ 12,970	$ 16,831
Minimum [Member] | Fixed Rate Amortizing [Member]
Stated interest rate	2.70%
Minimum [Member] | Convertible Debt [Member]
Stated interest rate	4.14%
Minimum [Member] | Junior Subordinated Debt [Member]
Stated interest rate	1.98%
Maximum [Member] | Fixed Rate Amortizing [Member]
Stated interest rate	4.48%
Maximum [Member] | Convertible Debt [Member]
Stated interest rate	4.14%
Maximum [Member] | Junior Subordinated Debt [Member]
Stated interest rate	6.58%
Fixed Rate Amortizing [Member]
Earliest Maturity Date	Dec 31, 2008
Latest Maturity Date	Dec 31, 2008
Weighted average interest rate	3.99%
Balance (in Dollars)	4,722	6,576
Convertible Debt [Member]
Earliest Maturity Date	Dec 31, 2008
Latest Maturity Date	Dec 31, 2008
Weighted average interest rate	4.14%
Balance (in Dollars)		2,007
Junior Subordinated Debt [Member]
Earliest Maturity Date	Dec 31, 2008
Latest Maturity Date	Dec 31, 2008
Weighted average interest rate	2.50%
Balance (in Dollars)	$ 8,248	$ 8,248

Note 10 - Other Borrowings (Detail) - Maturities of Other Borrowings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013 (in Dollars)	$ 1,362
2013	3.95%
2014 (in Dollars)	984
2014	3.99%
2015 (in Dollars)	685
2015	4.01%
2016 (in Dollars)	502
2016	4.00%
2017 (in Dollars)	373
2017	4.00%
Beyond 2017 (in Dollars)	9,065
Beyond 2017	2.17%
Total (in Dollars)	$ 12,970	$ 16,831
Total	2.63%

Note 11 - Other Liabilities (Detail) - Other Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued interest payable	$ 492	$ 645
Other	1,516	1,468
Total	$ 2,008	$ 2,113

Note 12 - Income Taxes (Detail) - The Provision (Benefit) for Federal Income Taxes (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current payable									$ 1,660	$ 693	$ 689
Deferred									2	(97)	(777)
Total provision (benefit)	$ 270	$ 494	$ 463	$ 435	$ 277	$ 175	$ (1)	$ 145	$ 1,662	$ 596	$ (88)

Note 12 - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,645	$ 2,318
Supplemental retirement plan	218	182
Alternative minimum tax credits		551
Investment security basis adjustment	66	66
Nonaccrual interest income	508	298
Deferred origination fees, net	189	105
OREO adjustments	116
Net operating losses	86	190
Other	47	125
Gross deferred tax assets	3,875	3,835
Deferred tax liabilities:
Premises and equipment	434	405
Net unrealized gain on securities	2,777	2,339
FHLB stock dividends	225	225
Intangibles	256	208
Other	2	37
Gross deferred tax liabilities	3,694	3,214
Net deferred tax assets	$ 181	$ 621

Note 12 - Income Taxes (Detail) - Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision at statutory rate (in Dollars)									$ 2,700	$ 1,606	$ 827
Provision at statutory rate									34.00%	34.00%	34.00%
Tax-free income (in Dollars)									(1,095)	(1,071)	(993)
Tax-free income									(13.80%)	(22.70%)	(40.90%)
Nondeductible interest expense (in Dollars)									48	61	76
Nondeductible interest expense									0.60%	1.30%	3.10%
Other (in Dollars)									9		2
Other									0.10%	0.00%	0.20%
Actual tax expense and effective rate (in Dollars)	$ 270	$ 494	$ 463	$ 435	$ 277	$ 175	$ (1)	$ 145	$ 1,662	$ 596	$ (88)
Actual tax expense and effective rate									20.90%	12.60%	(3.60%)

Note 13 - Employee Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		9 years 350 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		9,000
Retirement Plan [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	one
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Defined Benefit Plan, Contributions by Employer (in Dollars)	$ 125,000	$ 104,000	$ 106,000
Directors Retirement Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	five
Retirement Benefits Term	10 years
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)	$ 139,000	$ 91,000	$ 92,000
Stock Option and Restricted Stock Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Stock Option and Restricted Stock Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	160,000
Omnibus Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,722	2,400	110

Note 13 - Employee Benefits (Detail) - Projected Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 34,000
2014	34,000
2015	34,000
2016	29,000
2017	23,000
Thereafter	41,000
Total	$ 195,000

Note 13 - Employee Benefits (Detail) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding, January 1	88,774	89,077
Outstanding, January 1 (in Dollars per share)	$ 26.81	$ 27.87
Granted		9,000
Granted (in Dollars per share)		$ 17.55
Forfeited	(9,081)	(9,303)
Forfeited (in Dollars per share)	$ 22.94	$ 28.03
Outstanding, December 31	79,693	88,774
Outstanding, December 31 (in Dollars per share)	$ 27.25	$ 26.81
Exercisable, December 31	79,693	79,774
Exercisable, December 31 (in Dollars per share)	$ 27.25	$ 27.85

Note 13 - Employee Benefits (Detail) - Stocks Options Outstanding by Grant Date (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2003 Granted December 8, 2003 [Member]	May 12, 2004 Granted May 12, 2004 [Member]	Dec. 13, 2004 Granted December 13, 2004 [Member]	Dec. 14, 2005 Granted December 14, 2005 [Member]	Dec. 10, 2006 Granted December 10, 2006 [Member]	Apr. 19, 2007 Granted April 19, 2007 [Member]	May 16, 2007 Granted May 16, 2007 [Member]	Dec. 10, 2007 Granted December 10, 2007 [Member]	Jan. 02, 2008 Granted January 2, 2008 [Member]	Nov. 10, 2008 Granted November 10, 2008 [Member]	May 09, 2011 Granted May 19, 2011 [Member]
Exercise Price	$ 27.25	$ 26.81	$ 27.87	$ 24.29	$ 27.35	$ 30.45	$ 36.73	$ 40.24	$ 37.33	$ 37.48	$ 37	$ 36.25	$ 23	$ 17.55
Shares Outstanding (in Shares)	79,693	88,774	89,077	18,112	907	11,223	7,163	3,150	3,639	1,337	2,450	1,337	21,500	8,875
Contractual Average Life				343 days	1 year 120 days	1 year 346 days	2 years 346 days	3 years 346 days	4 years 113 days	4 years 149 days	4 years 346 days	5 years 43 days	5 years 346 days	8 years 149 days
Average Exercise Price	$ 27.25	$ 26.81	$ 27.87	$ 24.29	$ 27.35	$ 30.45	$ 36.73	$ 40.24	$ 37.33	$ 37.48	$ 37	$ 36.25	$ 23	$ 17.55
Shares Exercisable (in Shares)	79,693	79,774		18,112	907	11,223	7,163	3,150	3,639	1,337	2,450	1,337	21,500	8,875
Average Exercise Price	$ 27.25	$ 27.85		$ 24.29	$ 27.35	$ 30.45	$ 36.73	$ 40.24	$ 37.73	$ 37.48	$ 37	$ 36.25	$ 23	$ 17.55

Note 14 - Commitments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases, Rent Expense	$ 248,000		$ 269,000
Operating Leases, Rent Expense, Net		$ 234,000

Note 14 - Commitments (Detail) - Outstanding Commitments and Contingent Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments	$ 92,135	$ 82,041
Commitments to Extend Credit [Member]
Commitments	91,854	81,402
Standby Letters of Credit [Member]
Commitments	$ 281	$ 639

Note 14 - Commitments (Detail) - Future Payments under Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 271
2014	280
2015	284
2016	284
2017	284
Thereafter	$ 284

Note 15 - Regulatory Restrictions (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended					3 Months Ended
	Apr. 30, 2012	Apr. 17, 2012	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Subsequent Event [Member] Pursuant to Regulatory Clearance [Member] One Investor [Member]	Dec. 31, 2012 Subsequent Event [Member] One Investor [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Minimum Required for FDIC Memorandum of Understanding [Member] Emerald Bank [Member]	Dec. 31, 2011 Minimum Required for FDIC Memorandum of Understanding [Member] Middlefield Banking Company [Member]	Jun. 30, 2010 Minimum Required for FDIC Memorandum of Understanding [Member] Middlefield Banking Company [Member]	Dec. 31, 2009 Emerald Bank [Member]	Dec. 31, 2012 Emerald Bank [Member]	Dec. 31, 2011 Emerald Bank [Member]	Feb. 28, 2011 Emerald Bank [Member]	Dec. 31, 2010 Emerald Bank [Member]	Dec. 31, 2012 Middlefield Banking Company [Member]	Dec. 31, 2011 Middlefield Banking Company [Member]	Dec. 31, 2012 One Investor [Member]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets										7.25%			4.00%	4.00%	9.00%		4.00%	4.00%
Nonperforming Assets Sold (in Dollars)												$ 5,800,000
Advances to Affiliate (in Dollars)														1,500,000		500,000
Tier One Leverage Capital to Average Assets									10.61%		6.25%		10.61%	9.92%			7.32%	6.75%
Tier One Risk Based Capital to Risk Weighted Assets											11.29%		14.16%	12.57%			12.04%	10.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets										12.00%			4.00%	4.00%			4.00%	4.00%
Reserves Required by Federal Reserve Bank (in Dollars)				5,419,000	7,063,000
Amount Available for Payment of Dividends (in Dollars)													$ 144,000				$ 8,077,000
Stock Issued During Period, Shares, New Issues (in Shares)	103,585	93,050	248,000	138,150			196,635	13,320
Noncontrolling Interest, Ownership Percentage by Parent							9.90%
Maximum Ownership of Stock						24.99%													10.00%

Note 16 - Regulatory Capital (Detail) - Capital Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Middlefield Banc Corp [Member]
Total Capital Amount (in Dollars)	$ 57,784	$ 49,915
Total Capital Ratio	13.86%	12.06%
Total Capital Amount For Capital Adequacy Purposes (in Dollars)	33,344	33,101
Total Capital Ratio For Capital Adequacy Purposes	8.00%	8.00%
Total Capital Amount To Be Well Capitalized (in Dollars)	41,680	41,376
Total Capital Ratio To Be Well Capitalized	10.00%	10.00%
Tier 1 Capital (in Dollars)	52,543	44,723
Tier 1 Capital Ratio To Risk Weighted Assets	12.61%	10.81%
Tier 1 Capital To Risk Weighted Assets For Capital Adequacy Purposes (in Dollars)	16,672	16,551
Tier 1 Capital Ratio To Risk Weighted Assets For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Risk Weighted Assets To Be Well Capitalized (in Dollars)	25,008	24,826
Tier 1 Capital To Risk Weighted Assets Ratio To Be Well Capitalized	6.00%	6.00%
Tier 1 Capital To Average Assets (in Dollars)	52,543	44,723
Tier 1 Capital To Average Assets Ratio	7.88%	7.13%
Tier 1 Capital To Average Assets For Capital Adequacy Purposes (in Dollars)	26,675	25,079
Tier 1 Capital To Average Assets Ratio For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Average Assets To Be Well Capitalized (in Dollars)	33,344	31,349
Tier 1 Capital To Average Assets Ratio To Be Well Capitalized	5.00%	5.00%
Middlefield Banking Company [Member]
Total Capital Amount (in Dollars)	47,887	42,185
Total Capital Ratio	13.29%	11.75%
Total Capital Amount For Capital Adequacy Purposes (in Dollars)	28,822	28,722
Total Capital Ratio For Capital Adequacy Purposes	8.00%	8.00%
Total Capital Amount To Be Well Capitalized (in Dollars)	36,027	35,903
Total Capital Ratio To Be Well Capitalized	10.00%	10.00%
Tier 1 Capital (in Dollars)	43,371	37,697
Tier 1 Capital Ratio To Risk Weighted Assets	12.04%	10.50%
Tier 1 Capital To Risk Weighted Assets For Capital Adequacy Purposes (in Dollars)	14,411	14,361
Tier 1 Capital Ratio To Risk Weighted Assets For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Risk Weighted Assets To Be Well Capitalized (in Dollars)	21,616	21,542
Tier 1 Capital To Risk Weighted Assets Ratio To Be Well Capitalized	6.00%	6.00%
Tier 1 Capital To Average Assets (in Dollars)	43,371	37,697
Tier 1 Capital To Average Assets Ratio	7.32%	6.75%
Tier 1 Capital To Average Assets For Capital Adequacy Purposes (in Dollars)	23,684	22,325
Tier 1 Capital To Average Assets Ratio For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Average Assets To Be Well Capitalized (in Dollars)	29,605	27,906
Tier 1 Capital To Average Assets Ratio To Be Well Capitalized	5.00%	5.00%
Emerald Bank [Member]
Total Capital Amount (in Dollars)	8,440	7,456
Total Capital Ratio	15.45%	13.82%
Total Capital Amount For Capital Adequacy Purposes (in Dollars)	4,370	4,317
Total Capital Ratio For Capital Adequacy Purposes	8.00%	8.00%
Total Capital Amount To Be Well Capitalized (in Dollars)	5,463	5,396
Total Capital Ratio To Be Well Capitalized	10.00%	10.00%
Tier 1 Capital (in Dollars)	7,737	6,782
Tier 1 Capital Ratio To Risk Weighted Assets	14.16%	12.57%
Tier 1 Capital To Risk Weighted Assets For Capital Adequacy Purposes (in Dollars)	2,185	2,158
Tier 1 Capital Ratio To Risk Weighted Assets For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Risk Weighted Assets To Be Well Capitalized (in Dollars)	3,278	3,237
Tier 1 Capital To Risk Weighted Assets Ratio To Be Well Capitalized	6.00%	6.00%
Tier 1 Capital To Average Assets (in Dollars)	7,737	6,782
Tier 1 Capital To Average Assets Ratio	10.61%	9.92%
Tier 1 Capital To Average Assets For Capital Adequacy Purposes (in Dollars)	2,916	2,734
Tier 1 Capital To Average Assets Ratio For Capital Adequacy Purposes	4.00%	4.00%	9.00%
Tier 1 Capital To Average Assets To Be Well Capitalized (in Dollars)	$ 3,646	$ 3,417
Tier 1 Capital To Average Assets Ratio To Be Well Capitalized	5.00%	5.00%

Note 17 - Fair Value Disclosure Measurements (Detail) - Assets Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 194,472	$ 193,977
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	24,960	31,933
US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	24,960	31,933
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	92,596	88,400
US States and Political Subdivisions Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	92,596	88,400
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	71,102	65,573
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	71,102	65,573
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5,064	7,321
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5,064	7,321
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	193,722	193,227
Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	193,722	193,227
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5	5
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	745	745
Equity Securities in Financial Institutions [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	750	750
Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5	5
Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 194,467	$ 193,972

Note 17 - Fair Value Disclosure Measurements (Detail) - Assets Measured on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured on a non-recurring basis:
Impaired loans	$ 21,288	$ 14,453
Fair Value, Inputs, Level 3 [Member]
Assets measured on a non-recurring basis:
Impaired loans	17,600	13,581
Other real estate owned	1,846	2,196
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets measured on a non-recurring basis:
Impaired loans	17,600	13,581
Other real estate owned	$ 1,846	$ 2,196

Note 17 - Fair Value Disclosure Measurements (Detail) - Additional Quantitative Information About Assets Measured at Fair Value on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Appraisal Adjustments [Member] | Minimum [Member] | Impaired Loans [Member]
Unobservable Input	20.00%
Appraisal Adjustments [Member] | Maximum [Member] | Impaired Loans [Member]
Unobservable Input	(68.00%)
Appraisal Adjustments [Member] | Impaired Loans [Member]
Estimate (in Dollars)	17,600
Valuation Techniques	Appraisal of collateral (1)	[1]
Liquidation Expenses [Member] | Minimum [Member] | Impaired Loans [Member]
Unobservable Input	0.30%
Liquidation Expenses [Member] | Maximum [Member] | Impaired Loans [Member]
Unobservable Input	(45.80%)
Appraisal of Collateral [Member] | Other Real Estate Owned [Member]
Estimate (in Dollars)	1,846
Valuation Techniques	Appraisal of collateral (1), (3)	[1],[2]

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.

Note 17 - Fair Value Disclosure Measurements (Detail) - Estimated Fair Value of the Company’s Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and cash equivalents	$ 45,346	$ 34,390	$ 30,635	$ 41,153
Cash and cash equivalents	45,346	34,390
Investment securities
Available for sale	194,472	193,977
Available for sale	194,472	193,977
Net loans	400,654	395,061
Net loans	390,206	382,542
Bank-owned life insurance	8,536	8,257
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,163	2,234
Financial liabilities:
Deposits	593,335	580,962
Deposits	592,704	587,178
	6,538	7,392	7,632
	6,538	7,392
Other borrowings	12,970	16,831
Other borrowings	13,337	17,327
Accrued interest payable	492	645
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	45,346	34,390
Investment securities
Available for sale	5	5
Bank-owned life insurance	8,536	8,257
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,163	2,234
Financial liabilities:
Deposits	396,582	362,029
	6,538	7,392
Accrued interest payable	492	645
Fair Value, Inputs, Level 2 [Member]
Investment securities
Available for sale	194,467	193,972
Fair Value, Inputs, Level 3 [Member]
Investment securities
Net loans	390,206	382,542
Financial liabilities:
Deposits	196,122	225,149
Other borrowings	$ 13,337	$ 17,327

Note 18 - Common Stock Offering (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 17, 2012	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	103,585	93,050	248,000	138,150		13,320
Sale of Stock, Price Per Share (in Dollars per share)					$ 16

Note 19 - Parent Company (Detail) - Condensed Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 33,568	$ 15,730
Investment securities available for sale	194,472	193,977
Other assets	8,051	10,043
TOTAL ASSETS	670,288	654,551
LIABILITIES
Short-term borrowings	6,538	7,392	7,632
TOTAL LIABILITIES	614,851	607,298
STOCKHOLDERS' EQUITY	55,437	47,253	38,022	36,707
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	670,288	654,551
Non-Bank Subsidiary [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	2,664	2,944
Subsidiary Banks [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	62,002	55,256
Parent Company [Member]
ASSETS
Cash and due from banks	1,740	710
Investment securities available for sale	751	751
Other assets	1,453	1,638
TOTAL ASSETS	68,610	61,299
LIABILITIES
Trust preferred securities	8,248	8,248
Short-term borrowings	4,896	5,700
Other liabilities	29	98
TOTAL LIABILITIES	13,173	14,046
STOCKHOLDERS' EQUITY	55,437	47,253
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 68,610	$ 61,299

Note 19 - Parent Company (Detail) - Condensed Statement of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME
Interest income	$ 6,949	$ 7,342	$ 7,223	$ 7,232	$ 7,419	$ 7,528	$ 7,421	$ 7,359
Total income									28,746	29,727	29,094
EXPENSES
Interest expense	1,513	1,602	1,646	1,686	1,873	2,134	2,304	2,341	6,447	8,652	10,945
Income before income tax benefit	1,539	2,343	2,103	1,958	1,606	1,254	719	1,147	7,943	4,726	2,429
Income tax benefit	270	494	463	435	277	175	(1)	145	1,662	596	(88)
NET INCOME	1,269	1,849	1,640	1,523	1,329	1,079	720	1,002	6,281	4,130	2,517
Comprehensive Income									7,131	8,184	2,442
Parent Company [Member]
INCOME
Dividends from subsidiary bank									2,327	2,403	2,061
Interest income											3
Other									8	(177)	17
Total income									2,335	2,226	2,081
EXPENSES
Interest expense									417	772	773
Other									594	370	270
Total expenses									1,011	1,142	1,043
Income before income tax benefit									1,324	1,084	1,038
Income tax benefit									(342)	(449)	(348)
Income before equity in undistributed net income of subsidiaries									1,666	1,533	1,386
Equity in undistributed net income of subsidiaries									4,615	2,597	1,131
NET INCOME									6,281	4,130	2,517
Comprehensive Income									$ 7,131	$ 8,184	$ 2,442

Note 19 - Parent Company (Detail) - Condensed Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 6,281,000	$ 4,130,000	$ 2,517,000
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	32,000	59,000
Investment securities losses, net	610,000	(173,000)	11,000
Other	355,000	(22,000)	(538,000)
Net cash provided by operating activities	10,282,000	9,146,000	5,734,000
INVESTING ACTIVITIES
Net cash used for investing activities	(8,005,000)	(19,360,000)	(87,558,000)
FINANCING ACTIVITIES
Net decrease in short-term borrowings	(854,000)	(240,000)	832,000
Common stock issued	2,329,000	2,210,000
Cash dividends	(2,002,000)	(1,764,000)	(1,637,000)
Net cash provided by (used for) financing activities	8,679,000	13,969,000	71,306,000
Increase (decrease) in cash	10,956,000	3,755,000	(10,518,000)
Cash and Cash Equivalents	45,346,000	34,390,000	30,635,000
Non-Bank Subsidiaries [Member] | Parent Company [Member]
INVESTING ACTIVITIES
Investment in subsidiary bank		(1,500,000)	(500,000)
Parent Company [Member] | Beginning of Period [Member]
FINANCING ACTIVITIES
Cash and Cash Equivalents	710,000	257,000	1,100,000
Parent Company [Member] | End of Period [Member]
FINANCING ACTIVITIES
Cash and Cash Equivalents	1,740,000	710,000	257,000
Parent Company [Member] | Middlefield Banking Company [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(4,655,000)	(3,422,000)	(2,582,000)
Parent Company [Member] | Emerald Bank [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(240,000)	384,000	292,000
Parent Company [Member] | EMORECO [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	280,000	441,000	1,159,000
Parent Company [Member]
OPERATING ACTIVITIES
Net income	6,281,000	4,130,000	2,517,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	4,615,000	2,597,000	1,131,000
Stock-based compensation expense	32,000	59,000
Investment securities losses, net		179,000
Other	(885,000)	(806,000)	(602,000)
Net cash provided by operating activities	813,000	965,000	784,000
INVESTING ACTIVITIES
Net cash used for investing activities		(1,500,000)	(500,000)
FINANCING ACTIVITIES
Net decrease in short-term borrowings	(804,000)
Common stock issued	2,329,000	2,210,000
Proceeds from dividend reinvestment plan	694,000	542,000	510,000
Cash dividends	(2,002,000)	(1,764,000)	(1,637,000)
Net cash provided by (used for) financing activities	217,000	988,000	(1,127,000)
Increase (decrease) in cash	$ 1,030,000	$ 453,000	$ (843,000)

Note 20 - Selected Quarterly Financial Data (Unaudited) (Detail) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total interest income	$ 6,949	$ 7,342	$ 7,223	$ 7,232	$ 7,419	$ 7,528	$ 7,421	$ 7,359
Total interest expense	1,513	1,602	1,646	1,686	1,873	2,134	2,304	2,341	6,447	8,652	10,945
Net interest income	5,436	5,740	5,577	5,546	5,546	5,394	5,117	5,018	22,299	21,075	18,149
Provision for loan losses	975	143	450	600	600	920	700	865
Net interest income after provision for loan losses	4,461	5,597	5,127	4,946	4,946	4,474	4,417	4,153	20,131	17,990	14,569
Total noninterest income	772	868	1,017	794	258	686	594	699	3,451	2,237	2,623
Total noninterest expense	3,694	4,122	4,041	3,782	3,598	3,906	4,292	3,705	15,639	15,501	14,763
Income before income taxes	1,539	2,343	2,103	1,958	1,606	1,254	719	1,147	7,943	4,726	2,429
Income taxes	270	494	463	435	277	175	(1)	145	1,662	596	(88)
Net income	$ 1,269	$ 1,849	$ 1,640	$ 1,523	$ 1,329	$ 1,079	$ 720	$ 1,002	$ 6,281	$ 4,130	$ 2,517
Net income
Basic (in Dollars per share)	$ 0.65	$ 0.93	$ 0.85	$ 0.86	$ 0.76	$ 0.63	$ 0.44	$ 0.62	$ 3.29	$ 2.45	$ 1.6
Diluted (in Dollars per share)	$ 0.64	$ 0.93	$ 0.85	$ 0.86	$ 0.76	$ 0.63	$ 0.44	$ 0.62	$ 3.28	$ 2.45	$ 1.6
Average shares outstanding:
Basic (in Shares)	1,984,818	1,978,181	1,919,333	1,763,982	1,756,157	1,704,677	1,647,771	1,621,889	1,911,960	1,683,052	1,575,213
Diluted (in Shares)	1,991,354	1,983,863	1,921,205	1,764,585	1,756,157	1,704,677	1,647,920	1,651,889	1,916,932	1,683,052	1,575,821